UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of product including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2017 to April 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratio	Expenses Paid During Period 11/1/17 to 4/30/18*
Actual Fund return†
Class A	$1,000.00	$986.40	0.85%	$4.19
Class C	1,000.00	982.80	1.60%	7.87
Class R	1,000.00	986.30	1.10%	5.42
Institutional Class	1,000.00	988.80	0.60%	2.96
Class R6	1,000.00	989.20	0.51%	2.52

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Class R	1,000.00	1,019.34	1.10%	5.51
Institutional Class	1,000.00	1,021.82	0.60%	3.01
Class R6	1,000.00	1,022.27	0.51%	2.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	9.62%
Agency Commercial Mortgage-Backed Securities	1.38%
Agency Mortgage-Backed Securities	3.39%
Collateralized Debt Obligations	5.02%
Convertible Bonds	3.55%
Corporate Bonds	43.93%
Banking	9.78%
Basic Industry	4.73%
Brokerage	0.74%
Capital Goods	1.13%
Communications	4.31%
Consumer Cyclical	2.21%
Consumer Non-Cyclical	3.99%
Electric	4.34%
Energy	5.76%
Finance Companies	1.03%
Healthcare	0.54%
Insurance	1.46%
Media	0.75%
Real Estate	1.07%
Services	0.32%
Technology	0.95%
Transportation	0.57%
Utilities	0.25%
Loan Agreements	9.53%
Municipal Bonds	0.18%
Non-Agency Asset-Backed Securities	1.72%
Non-Agency Collateralized Mortgage Obligations	2.12%
Non-Agency Commercial Mortgage-Backed Securities	5.68%
Regional Bonds	0.56%
Sovereign Bonds	5.61%
Supranational Banks	1.78%
US Treasury Obligations	1.94%
Common Stock	0.00%
Convertible Preferred Stock	0.76%
Preferred Stock	0.48%
Options Purchased	0.01%

Security type / sector allocation

Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Short-Term Investments	3.11%
Securities Lending Collateral	2.13%
Total Value of Securities	102.52%
Obligation to Return Securities Lending Collateral	(2.12%	)
Liabilities Net of Receivables and Other Assets	(0.40%	)
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.733% 9/26/33 ●	643,019	$685,311
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	157	156
Series 2002-W11 AV1 2.237% (LIBOR01M + 0.34%) 11/25/32 ●	3,215	3,147

Total Agency Asset-Backed Securities (cost $622,576)		688,614

Agency Collateralized Mortgage Obligations – 9.62%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 3.897% (LIBOR01M + 2.00%) 10/25/28 ●	3,422,841	3,469,919
Series 2016-C04 1M1 3.347% (LIBOR01M + 1.45%) 1/25/29 ●	2,123,385	2,140,316
Series 2017-C01 1M1 3.197% (LIBOR01M + 1.30%) 7/25/29 ●	2,014,265	2,031,115
Series 2017-C04 2M2 4.747% (LIBOR01M + 2.85%) 11/25/29 ●	1,860,000	1,948,736
Series 2018-C01 1M2 4.147% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 ●	2,915,000	2,983,329
Series 2018-C02 2M2 4.097% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	2,620,000	2,651,952
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	8,702	9,410
Series 2002-T1 A2 7.00% 11/25/31	737,327	838,522
Series 2002-T4 A3 7.50% 12/25/41	91,817	101,002
Series 2002-T19 A1 6.50% 7/25/42	78,634	88,376
Series 2004-T1 1A2 6.50% 1/25/44	32,918	36,573
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 S●	166,443	43,173
Series 418 C12 3.00% 8/25/33 S	9,933,236	1,305,485
Series 419 C2 3.00% 5/25/29 S	2,013,185	189,398
Series 419 C3 3.00% 11/25/43 S	1,862,310	371,830
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	465,012	505,220
Series 2002-W6 2A 7.50% 6/25/42 ●	20,290	21,999
Series 2003-W1 2A 6.019% 12/25/42 ●	11,307	12,340
Series 2004-W11 1A2 6.50% 5/25/44	222,966	246,697
Fannie Mae REMICs
Series 2002-63 EZ 6.00% 10/25/32	30,021	32,824
Series 2002-84 DZ 5.50% 12/25/32	607,669	661,354
Series 2002-90 A1 6.50% 6/25/42	729	816
Series 2003-11 BY 5.50% 2/25/33	21,479	23,381
Series 2003-78 B 5.00% 8/25/23	69,822	72,631

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2008-15 SB 4.703% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	632,960	$104,415
Series 2009-11 MP 7.00% 3/25/49	2,564	2,871
Series 2010-41 PN 4.50% 4/25/40	33,000	34,271
Series 2010-96 DC 4.00% 9/25/25	5,492,950	5,806,076
Series 2010-129 SM 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/40 S●	4,690,012	626,050
Series 2011-101 EI 3.50% 10/25/26 S	20,149	1,924
Series 2012-19 HB 4.00% 1/25/42	481,548	483,814
Series 2012-19 NI 3.50% 10/25/31 S	2,564,141	348,595
Series 2012-98 DI 3.50% 9/25/27 S	5,698,621	583,555
Series 2012-98 IY 3.00% 9/25/27 S	2,562,715	237,733
Series 2012-98 MI 3.00% 8/25/31 S	6,396,644	731,918
Series 2012-99 AI 3.50% 5/25/39 S	2,127,636	234,686
Series 2012-115 MI 3.50% 3/25/42 S	1,129,133	140,590
Series 2012-118 AI 3.50% 11/25/37 S	126,637	14,626
Series 2012-120 WI 3.00% 11/25/27 S	4,932,576	482,308
Series 2012-122 SD 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 11/25/42 S●	10,310,632	1,828,208
Series 2012-125 MI 3.50% 11/25/42 S	53,550	11,678
Series 2012-128 IC 3.00% 11/25/32 S	8,605,132	1,130,072
Series 2012-137 AI 3.00% 12/25/27 S	2,227,766	204,388
Series 2012-139 NS 4.803% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	5,103,773	1,128,225
Series 2012-144 EI 3.00% 1/25/28 S	2,870,122	251,162
Series 2012-144 PI 3.50% 6/25/42 S	1,641,775	222,114
Series 2012-146 IO 3.50% 1/25/43 S	7,555,456	1,520,044
Series 2012-149 IC 3.50% 1/25/28 S	5,639,120	603,733
Series 2012-150 KC 2.50% 1/25/43	596,433	566,000
Series 2013-1 YI 3.00% 2/25/33 S	6,826,343	917,164
Series 2013-2 CS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 2/25/43 S●	5,792,826	1,022,820
Series 2013-2 DA 2.00% 11/25/42	832	721
Series 2013-2 LZ 3.00% 2/25/43	857,728	783,195
Series 2013-7 EI 3.00% 10/25/40 S	3,811,360	517,553
Series 2013-7 GP 2.50% 2/25/43	2,000	1,755
Series 2013-20 IH 3.00% 3/25/33 S	2,105,363	300,669
Series 2013-23 IL 3.00% 3/25/33 S	1,926,224	272,763
Series 2013-26 ID 3.00% 4/25/33 S	8,751,197	1,249,767
Series 2013-31 MI 3.00% 4/25/33 S	3,025,087	434,807
Series 2013-35 IB 3.00% 4/25/33 S	4,978,475	656,537
Series 2013-35 IG 3.00% 4/25/28 S	3,724,380	345,325
Series 2013-38 AI 3.00% 4/25/33 S	8,711,565	1,180,961

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-41 HI 3.00% 2/25/33 S	6,214,517	$693,683
Series 2013-43 IX 4.00% 5/25/43 S	20,304,407	4,958,562
Series 2013-44 DI 3.00% 5/25/33 S	25,378,034	3,647,004
Series 2013-44 Z 3.00% 5/25/43	145,465	131,728
Series 2013-45 PI 3.00% 5/25/33 S	710,991	101,500
Series 2013-51 PI 3.00% 11/25/32 S	110,828	13,210
Series 2013-55 AI 3.00% 6/25/33 S	8,237,139	1,192,871
Series 2013-59 PY 2.50% 6/25/43	524,000	458,984
Series 2013-62 PY 2.50% 6/25/43	117,000	101,433
Series 2013-64 KI 3.00% 2/25/33 S	139,504	18,965
Series 2013-69 IJ 3.00% 7/25/33 S	1,544,798	218,745
Series 2013-71 ZA 3.50% 7/25/43	10,656	10,412
Series 2013-72 ZL 3.50% 7/25/43	157,267	148,344
Series 2013-75 JI 3.00% 9/25/32 S	57,040	7,117
Series 2013-92 SA 4.053% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	9,000,245	1,663,060
Series 2013-101 HS 4.603% (6.50% minus LIBOR01M, Cap 6.50%) 10/25/43 S●	2,824,067	618,058
Series 2013-103 SK 4.023% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S●	8,041,233	1,580,326
Series 2014-5 JL 4.00% 2/25/44	78,000	81,995
Series 2014-21 ID 3.50% 6/25/33 S	81,233	11,744
Series 2014-36 ZE 3.00% 6/25/44	4,588,028	4,092,378
Series 2014-46 IK 3.00% 9/25/40 S	120,894	14,447
Series 2014-63 KI 3.50% 11/25/33 S	46,290	6,003
Series 2014-68 BS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S●	6,664,078	1,241,796
Series 2014-72 ZJ 3.00% 11/25/44	439,890	410,803
Series 2014-77 AI 3.00% 10/25/40 S	338,519	43,349
Series 2014-85 IB 3.00% 12/25/44 S	1,253,064	238,565
Series 2014-90 SA 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S●	31,135,606	5,665,279
Series 2014-94 AI 3.00% 10/25/32 S	51,413	5,009
Series 2015-27 SA 4.553% (6.45% minus LIBOR01M, Cap 6.45%) 5/25/45 S●	2,518,782	496,385
Series 2015-31 ZD 3.00% 5/25/45	704,569	593,640
Series 2015-34 OK 0.939% 3/25/44 Ω	2,280,667	1,835,357
Series 2015-40 GZ 3.50% 5/25/45	2,074,414	1,974,833
Series 2015-43 PZ 3.50% 6/25/45	2,170,835	2,079,142
Series 2015-44 Z 3.00% 9/25/43	9,367,257	8,771,677
Series 2015-45 AI 3.00% 1/25/33 S	57,382	6,658
Series 2015-56 MI 3.50% 10/25/41 S	2,204,943	352,136
Series 2015-57 LI 3.50% 8/25/35 S	7,424,522	1,191,569

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2015-59 CI 3.50% 8/25/30 S	2,854,947	$280,882
Series 2015-66 KI 3.00% 9/25/45 S	2,078,835	357,062
Series 2015-71 PI 4.00% 3/25/43 S	160,143	27,312
Series 2015-89 AZ 3.50% 12/25/45	1,556,025	1,451,732
Series 2015-90 AZ 3.00% 6/25/41	598,837	537,159
Series 2015-95 SH 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S●	6,015,091	1,135,626
Series 2016-2 HI 3.00% 12/25/41 S	69,136	10,132
Series 2016-6 AI 3.50% 4/25/34 S	4,747,812	607,632
Series 2016-17 BI 4.00% 2/25/43 S	241,346	40,417
Series 2016-23 AI 3.50% 2/25/41 S	2,053,237	311,954
Series 2016-33 DI 3.50% 6/25/36 S	9,574,096	1,446,807
Series 2016-33 EL 3.00% 6/25/46	45,000	40,165
Series 2016-36 SB 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 3/25/43 S●	3,164,749	422,457
Series 2016-40 IO 3.50% 7/25/36 S	1,262,734	211,126
Series 2016-40 ZC 3.00% 7/25/46	1,636,469	1,464,516
Series 2016-55 SK 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 8/25/46 S●	5,041,193	978,694
Series 2016-61 ML 3.00% 9/25/46	2,000	1,835
Series 2016-62 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	9,966,582	1,979,433
Series 2016-64 CI 3.50% 7/25/43 S	4,700,824	649,302
Series 2016-71 PI 3.00% 10/25/46 S	2,889,550	444,236
Series 2016-72 AZ 3.00% 10/25/46	41,943	37,657
Series 2016-74 GS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	6,982,191	1,512,509
Series 2016-79 AZ 3.00% 11/25/46	1,045,969	943,472
Series 2016-79 JS 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 11/25/46 S●	11,457,549	2,335,125
Series 2016-80 BZ 3.00% 11/25/46	55,436	47,137
Series 2016-80 CZ 3.00% 11/25/46	48,115	40,909
Series 2016-80 JZ 3.00% 11/25/46	5,230	4,615
Series 2016-85 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/46 S●	10,140,567	2,050,660
Series 2016-90 CI 3.00% 2/25/45 S	1,034,823	158,795
Series 2016-95 IO 3.00% 12/25/46 S	496,362	89,636
Series 2016-95 LZ 2.50% 12/25/46	875,784	727,947
Series 2016-95 US 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 12/25/46 S●	462,164	83,773
Series 2016-99 DI 3.50% 1/25/46 S	2,874,176	522,045
Series 2016-101 ZP 3.50% 1/25/47	3,143	2,947

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-105 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	6,344,293	$1,214,034
Series 2017-4 BI 3.50% 5/25/41 S	2,844,224	438,254
Series 2017-6 NI 3.50% 3/25/46 S	582,847	109,076
Series 2017-8 BZ 3.00% 2/25/47	5,170,054	4,525,587
Series 2017-8 SG 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 2/25/47 S●	8,287,950	1,603,574
Series 2017-11 EI 3.00% 3/25/42 S	8,316,076	1,320,301
Series 2017-16 SM 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	9,944,584	1,913,857
Series 2017-16 WI 3.00% 1/25/45 S	1,807,395	275,635
Series 2017-16 YT 3.00% 7/25/46	1,329,000	1,274,966
Series 2017-21 ZD 3.50% 4/25/47	1,840,377	1,731,033
Series 2017-25 BL 3.00% 4/25/47	726,000	672,273
Series 2017-25 GS 4.803% (6.70% minus LIBOR01M, Cap 6.70%) 4/25/47 S●	9,248,356	1,358,295
Series 2017-26 VZ 3.00% 4/25/47	4,069,988	3,576,473
Series 2017-27 EM 3.00% 4/25/47	5,000	4,574
Series 2017-28 Z 3.50% 4/25/47	5,193	4,988
Series 2017-39 CY 3.50% 5/25/47	4,178,523	4,092,742
Series 2017-40 GZ 3.50% 5/25/47	1,599,951	1,531,032
Series 2017-45 JZ 3.00% 6/25/47	542,703	458,552
Series 2017-45 ZK 3.50% 6/25/47	1,161,625	1,066,070
Series 2017-46 BI 3.00% 4/25/47 S	83,711	13,974
Series 2017-46 VG 3.50% 4/25/38	928,000	909,904
Series 2017-55 HY 3.00% 7/25/47	16,000	14,591
Series 2017-61 SB 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S●	13,509,198	2,667,606
Series 2017-61 TB 3.00% 8/25/44	1,232,000	1,139,806
Series 2017-66 QY 3.00% 9/25/43	3,000	2,840
Series 2017-67 BZ 3.00% 9/25/47	1,020	873
Series 2017-69 SG 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 9/25/47 S●	6,545,651	1,288,018
Series 2017-77 HZ 3.50% 10/25/47	2,154,479	2,088,106
Series 2017-88 EI 3.00% 11/25/47 S	5,181,064	1,002,958
Series 2017-94 CZ 3.50% 11/25/47	1,341,234	1,280,410
Series 2017-96 EZ 3.50% 12/25/47	2,354,031	2,266,968
Series 2017-99 IE 3.00% 12/25/47 S	4,024,110	824,298
Series 2018-8 MU 3.00% 2/25/48	3,720,000	3,428,823
Series 2018-21 IO 3.00% 4/25/48 S	9,773,092	1,950,656
Freddie Mac REMICs
Series 2708 ZD 5.50% 11/15/33	254,077	276,949
Series 2981 NE 5.00% 5/15/35	41,424	44,537

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3139 HC 6.00% 4/15/36	59,532	$66,086
Series 3139 ZT 5.50% 4/15/36	92,985	102,602
Series 3574 D 5.00% 9/15/39	3,517	3,775
Series 3578 EO 0.481% 5/15/37 Ω	522,819	470,436
Series 3656 PM 5.00% 4/15/40	461,621	492,600
Series 3939 EI 3.00% 3/15/26 S	42,782	2,818
Series 4016 AI 3.00% 9/15/25 S	6,824,985	251,703
Series 4050 EI 4.00% 2/15/39 S	4,964,524	532,974
Series 4065 DE 3.00% 6/15/32	1,631,000	1,575,127
Series 4076 QB 1.75% 11/15/41	470,504	434,876
Series 4088 PI 3.00% 12/15/40 S	41,543	5,505
Series 4097 VY 1.50% 8/15/42	341,521	282,994
Series 4100 EI 3.00% 8/15/27 S	32,292	3,099
Series 4101 WI 3.50% 8/15/32 S	2,613,378	447,687
Series 4109 AI 3.00% 7/15/31 S	11,953,086	1,485,299
Series 4120 IK 3.00% 10/15/32 S	10,461,141	1,514,287
Series 4122 LI 3.00% 10/15/27 S	496,347	48,939
Series 4123 DI 3.00% 10/15/27 S	13,747,578	1,199,688
Series 4135 AI 3.50% 11/15/42 S	4,692,876	989,385
Series 4136 EZ 3.00% 11/15/42	2,813,018	2,648,137
Series 4139 IP 3.50% 4/15/42 S	1,628,779	213,744
Series 4142 HA 2.50% 12/15/32	819,606	796,256
Series 4142 IO 3.00% 12/15/27 S	3,019,793	276,783
Series 4146 AI 3.00% 12/15/27 S	3,472,452	305,004
Series 4146 IA 3.50% 12/15/32 S	5,385,995	851,798
Series 4150 IO 3.50% 1/15/43 S	6,426,777	1,333,365
Series 4150 PQ 2.50% 1/15/43	183,734	162,934
Series 4150 UI 3.50% 8/15/32 S	7,697,312	861,801
Series 4152 GW 2.50% 1/15/43	1,000	871
Series 4153 IB 2.50% 1/15/28 S	2,690,454	231,436
Series 4156 AI 3.00% 10/15/31 S	2,626,766	298,486
Series 4158 ZT 3.00% 1/15/43	242,765	216,926
Series 4159 KS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 1/15/43 S●	4,888,667	958,203
Series 4161 IM 3.50% 2/15/43 S	1,484,379	338,648
Series 4161 UI 2.50% 2/15/28 S	2,393,829	181,773
Series 4171 MN 3.00% 2/15/43	739,000	681,839
Series 4171 Z 3.00% 2/15/43	1,133,460	1,030,897
Series 4180 ZB 3.00% 3/15/43	706,907	668,532
Series 4181 DI 2.50% 3/15/33 S	3,282,747	409,734
Series 4184 GS 4.223% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	5,417,787	1,048,465

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4185 LI 3.00% 3/15/33 S	6,418,267	$941,573
Series 4186 IB 3.00% 3/15/33 S	4,090,571	537,637
Series 4186 IE 3.00% 3/15/33 S	381,008	54,995
Series 4188 JI 3.00% 4/15/33 S	5,704,259	670,658
Series 4191 CI 3.00% 4/15/33 S	2,624,746	376,737
Series 4197 LZ 4.00% 4/15/43	3,663	3,740
Series 4206 DZ 3.00% 5/15/33	477,527	460,906
Series 4216 KI 3.50% 6/15/28 S	5,578,245	569,340
Series 4217 HI 2.50% 6/15/28 S	1,070,830	95,755
Series 4223 HI 3.00% 4/15/30 S	87,894	7,190
Series 4226 GZ 3.00% 7/15/43	538,427	487,348
Series 4251 KI 2.50% 4/15/28 S	356,686	22,162
Series 4278 HI 4.00% 12/15/28 S	324,614	34,295
Series 4342 CI 3.00% 11/15/33 S	1,969,238	245,969
Series 4356 GZ 2.00% 1/15/43	149,572	120,513
Series 4366 DI 3.50% 5/15/33 S	64,281	8,932
Series 4389 ZC 3.00% 9/15/44	893,732	842,026
Series 4391 GZ 2.50% 12/15/40	110,719	101,163
Series 4403 CZ 3.00% 10/15/44	127,950	113,313
Series 4433 DI 3.00% 8/15/32 S	178,697	18,148
Series 4435 DY 3.00% 2/15/35	6,643,571	6,426,119
Series 4448 TS 1.632% 5/15/40 S●	15,887,619	1,178,930
Series 4453 DI 3.50% 11/15/33 S	2,366,326	328,038
Series 4464 DA 2.50% 1/15/43	2,268,221	2,043,707
Series 4476 GI 3.00% 6/15/41 S	62,341	8,039
Series 4479 TI 4.00% 7/15/34 S	1,074,253	180,340
Series 4487 ZC 3.50% 6/15/45	81,703	76,246
Series 4494 SA 4.283% (6.18% minus LIBOR01M, Cap 6.18%) 7/15/45 S●	1,326,204	248,593
Series 4504 IO 3.50% 5/15/42 S	2,236,893	265,763
Series 4518 CI 3.50% 6/15/42 S	119,017	14,954
Series 4520 AI 3.50% 10/15/35 S	1,419,832	274,563
Series 4527 CI 3.50% 2/15/44 S	6,258,596	1,115,561
Series 4567 LI 4.00% 8/15/45 S	416,187	81,337
Series 4574 AI 3.00% 4/15/31 S	5,887,369	749,033
Series 4581 LI 3.00% 5/15/36 S	2,346,533	329,575
Series 4592 WT 5.50% 6/15/46	77,400	84,175
Series 4594 SG 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S●	14,899,660	3,157,512
Series 4596 ZH 3.00% 11/15/45	2,709,841	2,461,516
Series 4601 IN 3.50% 7/15/46 S	23,082,357	5,006,300
Series 4609 QZ 3.00% 8/15/46	2,065,213	1,780,697

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4610 IB 3.00% 6/15/41 S	19,616,489	$2,490,551
Series 4614 HB 2.50% 9/15/46	2,852,000	2,501,912
Series 4615 GW 2.50% 4/15/41	1,000	892
Series 4618 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	5,856,001	1,287,697
Series 4623 LZ 2.50% 10/15/46	2,570,290	2,102,181
Series 4623 MS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S●	2,217,679	478,964
Series 4623 MW 2.50% 10/15/46	2,955,000	2,615,631
Series 4623 WI 4.00% 8/15/44 S	89,300	15,771
Series 4625 PZ 3.00% 6/15/46	1,303,278	1,162,590
Series 4627 PI 3.50% 5/15/44 S	7,609,762	1,115,538
Series 4629 KB 3.00% 11/15/46	40,000	36,729
Series 4631 GS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/46 S●	10,365,502	1,831,063
Series 4631 LJ 3.00% 3/15/41	776,000	738,021
Series 4636 NZ 3.00% 12/15/46	3,215,945	2,851,544
Series 4643 QI 3.50% 9/15/45 S	92,825	16,517
Series 4644 GI 3.50% 5/15/40 S	3,588,412	517,591
Series 4648 MZ 3.00% 6/15/46	559,570	504,373
Series 4648 ND 3.00% 9/15/46	432,000	394,204
Series 4648 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	7,612,519	1,577,785
Series 4650 JE 3.00% 7/15/46	524,000	490,083
Series 4655 WI 3.50% 8/15/43 S	2,840,816	396,004
Series 4657 JZ 3.50% 2/15/47	626,012	593,023
Series 4657 NW 3.00% 4/15/45	682,000	649,794
Series 4657 PS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S●	7,394,760	1,429,994
Series 4660 GI 3.00% 8/15/43 S	2,172,733	392,196
Series 4663 AI 3.00% 3/15/42 S	5,156,932	717,676
Series 4663 HZ 3.50% 3/15/47	730,127	696,889
Series 4664 ZC 3.00% 9/15/45	540,255	464,554
Series 4665 NI 3.50% 7/15/41 S	14,820,073	1,983,516
Series 4673 WI 3.50% 9/15/43 S	3,412,976	530,649
Series 4675 KS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 4/15/47 S●	5,795,996	1,100,378
Series 4676 KZ 2.50% 7/15/45	1,604,831	1,315,707
Series 4681 WI 1.461% 8/15/33 S●	17,458,130	1,247,169
Series 4690 WI 3.50% 12/15/43 S	4,605,996	754,123
Series 4693 EI 3.50% 8/15/42 S	2,406,417	375,344
Series 4700 WI 3.50% 1/15/44 S	4,078,494	695,437
Series 4703 CI 3.50% 7/15/42 S	7,271,402	1,011,316

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Strips
Series 267 S5 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S●	6,653,372	$1,166,478
Series 284 S6 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 10/15/42 S●	5,477,109	1,047,253
Series 299 S1 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S●	5,135,721	867,405
Series 303 151 4.297% 12/15/42 S●	782,042	221,804
Series 304 C38 3.50% 12/15/27 S	3,298,392	306,828
Series 319 S2 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	1,976,198	363,497
Series 326 S2 4.053% (5.95% minus LIBOR01M, Cap 5.95%) 3/15/44 S●	5,153,376	854,102
Series 337 S1 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 9/15/44 S●	4,380,695	776,603
Series 350 S5 1.389% 9/15/40 S●	8,151,372	463,381
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.747% (LIBOR01M + 2.85%) 4/25/28 ●	2,250,465	2,334,503
Series 2015-HQA1 M2 4.547% (LIBOR01M + 2.65%) 3/25/28 ●	1,249,259	1,273,498
Series 2015-HQA2 M2 4.697% (LIBOR01M + 2.80%) 5/25/28 ●	1,594,475	1,640,041
Series 2016-DNA1 M2 4.772% (LIBOR01M + 2.90%) 7/25/28 ●	1,552,382	1,593,699
Series 2016-DNA3 M2 3.897% (LIBOR01M + 2.00%) 12/25/28 ●	1,485,000	1,510,385
Series 2016-DNA4 M2 3.197% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 ●	1,225,000	1,239,786
Series 2016-HQA2 M2 4.147% (LIBOR01M + 2.25%) 11/25/28 ●	1,660,465	1,700,126
Series 2017-DNA1 M2 5.147% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	4,500,000	4,870,751
Series 2017-DNA3 M2 4.397% (LIBOR01M + 2.50%) 3/25/30 ●	1,420,000	1,472,807
Series 2017-HQA3 M2 4.247% (LIBOR01M + 2.35%) 4/25/30 ●	3,480,000	3,565,173
Series 2018-DNA1 M2 3.697% (LIBOR01M + 1.80%) 7/25/30 ●	4,400,000	4,380,177
Series 2018-HQA1 M2 4.197% (LIBOR01M + 2.30%) 9/25/30 ●	1,455,000	1,476,442
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ♦	62,292	70,103
Series T-54 2A 6.50% 2/25/43 ♦	18,426	20,771
Series T-58 2A 6.50% 9/25/43 ♦	395,543	439,811

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2010-113 KE 4.50% 9/20/40	190,000	$200,280
Series 2011-157 SG 4.703% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	4,272,488	850,778
Series 2012-108 PB 2.75% 9/16/42	1,000	905
Series 2012-136 MX 2.00% 11/20/42	1,210,000	1,033,091
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,648,533
Series 2013-88 LZ 2.50% 6/16/43	15,796	13,516
Series 2013-113 AZ 3.00% 8/20/43	4,890,110	4,634,628
Series 2013-113 LY 3.00% 5/20/43	862,000	833,272
Series 2013-182 CZ 2.50% 12/20/43	1,596,783	1,401,903
Series 2014-12 ZB 3.00% 1/16/44	2,272	2,082
Series 2015-64 GZ 2.00% 5/20/45	3,081,469	2,317,538
Series 2015-76 MZ 3.00% 5/20/45	1,869,436	1,766,900
Series 2015-111 IH 3.50% 8/20/45 S	7,108,140	1,028,436
Series 2015-127 LM 3.00% 9/20/45	514,000	470,699
Series 2015-133 AL 3.00% 5/20/45	9,661,978	9,270,432
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,375,403
Series 2015-142 AI 4.00% 2/20/44 S	1,527,357	209,232
Series 2015-157 HZ 3.00% 10/20/45	510,471	439,300
Series 2015-185 PZ 3.00% 12/20/45	1,122,818	1,054,531
Series 2016-5 GL 3.00% 7/20/45	296,000	278,700
Series 2016-46 DZ 3.00% 4/20/46	416,209	357,355
Series 2016-49 PZ 3.00% 11/16/45	334,453	289,908
Series 2016-74 PL 3.00% 5/20/46	1,227,000	1,141,665
Series 2016-75 JI 3.00% 9/20/43 S	18,201,418	2,696,611
Series 2016-80 JZ 3.00% 6/20/46	367,651	315,171
Series 2016-83 MB 3.00% 10/20/45	1,000	952
Series 2016-89 QS 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	4,612,145	945,428
Series 2016-101 QL 3.00% 7/20/46	117,000	108,574
Series 2016-103 DY 2.50% 8/20/46	22,000	18,820
Series 2016-108 YL 3.00% 8/20/46	1,395,000	1,304,082
Series 2016-111 PB 2.50% 8/20/46	2,739,000	2,381,413
Series 2016-115 SA 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 8/20/46 S●	13,148,352	2,506,703
Series 2016-118 DI 3.50% 3/20/43 S	10,559,513	1,652,220
Series 2016-118 ES 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	5,432,141	1,089,769
Series 2016-120 MW 2.00% 9/20/46	1,614,000	1,308,364
Series 2016-120 NS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	11,074,065	2,209,937
Series 2016-121 JS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	8,093,085	1,616,653

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-126 NS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	5,347,914	$1,086,436
Series 2016-134 MW 3.00% 10/20/46	567,000	548,513
Series 2016-134 MZ 3.00% 10/20/46	3,294,803	2,998,603
Series 2016-135 Z 3.00% 10/20/46	2,092	1,853
Series 2016-146 KS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 10/20/46 S●	3,137,205	635,607
Series 2016-147 ST 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 10/20/46 S●	7,228,864	1,419,664
Series 2016-149 GI 4.00% 11/20/46 S	4,885,138	1,124,806
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,331,805
Series 2016-160 GI 3.50% 11/20/46 S	6,487,583	1,526,435
Series 2016-160 VZ 2.50% 11/20/46	842,279	667,141
Series 2016-163 MI 3.50% 11/20/46 S	4,737,965	625,256
Series 2016-163 XI 3.00% 10/20/46 S	7,371,665	1,117,583
Series 2016-171 IO 3.00% 7/20/44 S	10,567,501	1,473,058
Series 2016-171 IP 3.00% 3/20/46 S	6,682,667	1,076,000
Series 2017-4 BW 3.00% 1/20/47	499,000	470,602
Series 2017-10 IB 4.00% 1/20/47 S	6,075,845	1,322,083
Series 2017-10 KZ 3.00% 1/20/47	570,990	514,144
Series 2017-17 BZ 3.00% 2/20/47	1,084,246	1,007,573
Series 2017-18 GM 2.50% 2/20/47	421,000	373,030
Series 2017-18 QS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S●	6,127,782	1,159,325
Series 2017-25 CZ 3.50% 2/20/47	2,197,451	2,143,655
Series 2017-25 WZ 3.00% 2/20/47	2,904,786	2,700,061
Series 2017-26 SA 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 2/20/47 S●	6,098,966	1,146,401
Series 2017-33 PZ 3.00% 2/20/47	1,387,670	1,300,739
Series 2017-34 AZ 3.00% 1/20/47	85,738	75,320
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,096,949
Series 2017-36 ZB 3.00% 3/20/47	1,032,992	885,312
Series 2017-36 ZC 3.00% 3/20/47	6,198	5,324
Series 2017-52 LE 3.00% 1/16/47	19,000	17,466
Series 2017-56 QS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 4/20/47 S●	7,944,973	1,472,513
Series 2017-68 SB 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S●	11,819,110	2,024,846
Series 2017-80 AS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 5/20/47 S●	8,941,894	1,697,190
Series 2017-91 SM 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 6/20/47 S●	5,385,299	1,046,447
Series 2017-101 AI 4.00% 7/20/47 S	3,790,851	751,079

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-101 HD 3.00% 1/20/47	3,000	$2,794
Series 2017-101 KS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	6,137,925	1,153,377
Series 2017-101 ND 3.00% 1/20/47	3,000	2,822
Series 2017-101 SK 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	15,456,599	2,897,803
Series 2017-101 TI 4.00% 3/20/44 S	5,776,063	947,305
Series 2017-107 QZ 3.00% 8/20/45	1,007,637	864,670
Series 2017-107 T 3.00% 1/20/47	2,696,000	2,589,216
Series 2017-113 LB 3.00% 7/20/47	2,620,000	2,432,565
Series 2017-114 IK 4.00% 10/20/44 S	8,477,623	1,838,399
Series 2017-116 ZL 3.00% 6/20/47	1,991,248	1,735,030
Series 2017-117 C 3.00% 8/20/47	5,000	4,601
Series 2017-117 SD 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S●	5,207,994	1,014,152
Series 2017-120 QS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S●	6,648,791	1,330,674
Series 2017-121 CW 3.00% 8/20/47	2,000	1,829
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,073,402
Series 2017-134 KI 4.00% 5/20/44 S	4,518,372	791,914
Series 2017-134 VD 3.00% 4/20/38	135,000	130,297
Series 2017-137 CZ 3.00% 9/20/47	7,262,838	6,873,470
Series 2017-137 IO 3.00% 6/20/45 S	8,444,930	1,401,894
Series 2017-144 EI 3.00% 12/20/44 S	7,914,826	1,266,998
Series 2017-144 MZ 2.50% 9/20/47	2,029	1,573
Series 2017-147 AI 3.50% 3/20/44 S	2,936,388	353,480
Series 2017-156 LP 2.50% 10/20/47	694,000	592,989
Series 2017-163 HS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	12,810,704	2,328,044
Series 2017-164 IG 3.50% 4/20/44 S	14,393,146	1,786,569
Series 2017-170 SQ 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	19,391,951	3,054,131
Series 2017-174 HI 3.00% 7/20/45 S	7,059,870	1,200,255
Series 2017-184 AL 3.00% 6/20/47	1,437,000	1,395,042
Series 2018-1 SA 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	5,517,308	1,012,089
Series 2018-1 ST 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	11,427,268	2,239,782
Series 2018-8 VZ 3.00% 3/20/47	1,873,985	1,809,278
Series 2018-11 AI 3.00% 1/20/46 S	4,769,626	845,522
Series 2018-18 CZ 3.00% 2/20/48	3,924,549	3,405,756
Series 2018-22 LZ 3.00% 2/20/48	628,129	545,092
Series 2018-24 HZ 3.00% 2/20/48	474,363	423,142

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-34 TY 3.50% 3/20/48	827,000	$789,379
Series 2018-37 SA 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	3,874,290	743,514
Series 2018-46 AS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	13,543,234	2,782,907
Series 2018-63 BZ 3.00% 4/20/48 =	2,034,000	1,741,613

Total Agency Collateralized Mortgage Obligations (cost $440,775,550)		423,482,309

Agency Commercial Mortgage-Backed Securities – 1.38%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K057 A2 2.57% 7/25/26 ♦	5,910,000	5,586,255
Series KS03 A4 3.161% 5/25/25 ♦●	4,270,000	4,209,151
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.444% 9/25/43 #●	4,520,000	4,707,155
Series 2011-K12 B 144A 4.493% 1/25/46 #●	3,186,000	3,269,120
Series 2011-K14 B 144A 5.341% 2/25/47 #●	3,345,000	3,518,485
Series 2011-K15 B 144A 5.116% 8/25/44 #●	485,000	508,513
Series 2011-K704 B 144A 4.649% 10/25/30 #●	1,580,000	1,582,513
Series 2012-K22 B 144A 3.811% 8/25/45 #●	4,300,000	4,306,370
Series 2012-K23 B 144A 3.781% 10/25/45 #●	7,400,000	7,290,785
Series 2013-K33 B 144A 3.616% 8/25/46 #●	4,295,000	4,243,612
Series 2013-K712 B 144A 3.477% 5/25/45 #●	2,220,000	2,227,008
Series 2013-K713 B 144A 3.272% 4/25/46 #●	1,355,000	1,354,594
Series 2013-K713 C 144A 3.272% 4/25/46 #●	4,425,000	4,402,544
Series 2014-K717 B 144A 3.753% 11/25/47 #●	1,925,000	1,935,880
Series 2015-K49 B 144A 3.848% 10/25/48 #●	3,660,000	3,534,233
Series 2015-K721 C 144A 3.681% 11/25/47 #●	2,225,000	2,130,044
Series 2016-K53 B 144A 4.156% 3/25/49 #●	1,465,000	1,449,401
Series 2016-K722 B 144A 3.966% 7/25/49 #●	2,175,000	2,175,168
Series 2016-K723 B 144A 3.704% 11/25/23 #●	2,600,000	2,562,310

Total Agency Commercial Mortgage-Backed Securities (cost $62,252,232)		60,993,141

Agency Mortgage-Backed Securities – 3.39%
Fannie Mae ARM
2.528% (LIBOR12M + 1.608%, Cap 7.528%) 12/1/46 ●	7,073,531	6,891,193
Fannie Mae S.F. 30 yr
4.50% 4/1/39	558,233	587,074
4.50% 8/1/40	778,345	818,447
4.50% 10/1/43	2,664,691	2,807,783
4.50% 12/1/43	351,781	370,712
4.50% 10/1/44	1,097,263	1,156,312

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 2/1/46	61,195	$64,366
4.50% 5/1/46	3,732,863	3,916,115
5.00% 7/1/47	156,845	166,866
5.50% 1/1/34	2,150	2,370
5.50% 4/1/35	1,403	1,522
5.50% 3/1/38	409,915	450,159
5.50% 6/1/39	4,605	5,037
5.50% 12/1/39	937,877	1,024,588
5.50% 7/1/40	1,421,861	1,555,059
5.50% 6/1/41	3,786,941	4,154,519
5.50% 9/1/41	2,217,847	2,478,021
5.50% 5/1/44	37,321,611	40,913,336
6.00% 5/1/36	13,477	15,018
6.00% 6/1/36	28,420	31,862
6.00% 9/1/36	667,211	757,602
6.00% 12/1/36	134,062	149,625
6.00% 5/1/37	11,813	13,185
6.00% 6/1/37	74,643	83,508
6.00% 7/1/37	55,396	61,593
6.00% 3/1/38	222,460	249,350
6.00% 6/1/38	209,502	234,419
6.00% 10/1/38	557,710	621,990
6.00% 11/1/38	347,357	389,257
6.00% 12/1/38	177,313	197,538
6.00% 2/1/39	28,848	32,079
6.00% 9/1/39	73,127	83,159
6.00% 10/1/39	5,653,854	6,336,494
6.00% 11/1/40	217,064	243,500
6.00% 7/1/41	10,510,516	11,711,469
Fannie Mae S.F. 30 yr TBA
5.00% 5/1/48	6,650,000	7,057,573
Freddie Mac ARM
2.559% (LIBOR12M + 1.63%, Cap 7.559%) 10/1/46 ●	1,929,138	1,881,355
3.116% (LIBOR12M + 1.62%, Cap 8.117%) 3/1/46 ●	3,162,033	3,147,452
Freddie Mac S.F. 30 yr
4.50% 4/1/39	327,328	343,366
4.50% 8/1/44	1,314,429	1,380,323
4.50% 11/1/45	2,500,416	2,606,578
5.00% 12/1/41	1,810,455	1,946,766
5.00% 4/1/44	2,053,287	2,204,814
5.00% 12/1/44	2,478,106	2,663,758
5.50% 3/1/34	167,341	183,328

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 12/1/34	157,099	$172,116
5.50% 12/1/35	178,842	195,918
5.50% 9/1/37	205,081	223,976
5.50% 4/1/38	663,995	725,339
5.50% 1/1/39	687,992	750,099
5.50% 6/1/39	144,831	158,191
5.50% 4/1/40	986,543	1,078,413
5.50% 6/1/41	5,041,284	5,494,538
6.00% 5/1/35	2,597	2,896
6.00% 2/1/36	989,576	1,103,249
6.00% 3/1/36	574,515	642,640
6.00% 9/1/37	333,169	370,361
6.00% 8/1/38	1,852,333	2,071,130
6.00% 5/1/40	8,429,950	9,396,574
6.00% 7/1/40	3,003,702	3,348,237
6.50% 12/1/31	228,511	257,360
6.50% 8/1/38	59,995	67,569
GNMA I S.F. 30 yr
5.50% 2/15/41	1,111,430	1,208,219
GNMA II S.F. 30 yr
5.50% 5/20/37	908,897	971,847
6.00% 2/20/39	802,921	878,291
6.00% 10/20/39	2,920,340	3,190,529
6.00% 2/20/40	3,374,196	3,708,754
6.00% 4/20/46	1,028,093	1,127,972
6.50% 6/20/39	4,753	5,193

Total Agency Mortgage-Backed Securities (cost $152,418,935)		149,139,851

Collateralized Debt Obligations – 5.02%
AMMC CLO 21
Series 2017-21A A 144A 3.613% (LIBOR03M + 1.25%) 11/2/30 #●	2,750,000	2,776,609
AMMC CLO 22
Series 2018-22A A 144A 3.37% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #●	4,400,000	4,397,681
Apex Credit CLO
Series 2018-1A A2 144A 3.325% (LIBOR03M + 1.03%) 4/25/31 #●	11,200,000	11,194,120
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.438% (LIBOR03M + 1.09%) 1/15/31 #●	5,900,000	5,901,906

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Battalion CLO
Series 2017-11A 144A 5.042% (LIBOR03M + 1.07%) 5/17/31 #●	4,400,000	$4,400,000
Benefit Street Partners CLO II
Series 2013-IIA A1R 144A 3.598% (LIBOR03M + 1.25%) 7/15/29 #●	4,000,000	4,021,784
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.849% (LIBOR03M + 1.49%) 1/20/29 #●	14,000,000	14,067,970
Black Diamond CLO
Series 2015-1A A2R 144A 3.358% (LIBOR03M + 1.05%, Floor 1.05%) 10/3/29 #●	3,000,000	3,002,688
Series 2017-1A A1A 144A 3.031% (LIBOR03M + 1.29%) 4/24/29 #●	4,000,000	4,021,784
Series 2017-2A A2 144A 0.00% (1.30% minus LIBOR03M) 1/20/32 #●	2,800,000	2,811,589
BlueMountain CLO
Series 2015-2A A1 144A 3.785% (LIBOR03M + 1.43%, Floor 1.43%) 7/18/27 #●	2,450,000	2,454,067
Catamaran CLO
Series 2014-1A A1BR 144A 3.749% (LIBOR03M + 1.39%) 4/22/30 #●	5,000,000	5,011,855
Cedar Funding IV CLO
Series 2014-4A AR 144A 3.592% (LIBOR03M + 1.23%) 7/23/30 #●	4,000,000	4,020,484
Cedar Funding VI CLO
Series 2016-6A A1 144A 3.215% (LIBOR03M + 1.47%) 10/20/28 #●	5,210,000	5,227,662
Cedar Funding VIII CLO
Series 2017-8A A1 144A 3.603% (LIBOR03M + 1.25%) 10/17/30 #●	5,330,000	5,359,491
CFIP CLO
Series 2017-1A A 144A 3.575% (LIBOR03M + 1.22%) 1/18/30 #●	10,800,000	10,871,032
ECP CLO
Series 2015-7A A1R 144A 3.499% (LIBOR03M + 1.14%) 4/22/30 #●	14,000,000	14,006,272
Galaxy XXI CLO
Series 2015-21A AR 144A 3.379% (LIBOR03M + 1.02%) 4/20/31 #●	5,000,000	5,002,260
GoldenTree Loan Management US CLO 1
Series 2017-1A A 144A 3.579% (LIBOR03M + 1.22%) 4/20/29 #●	5,005,000	5,032,492
Hull Street CLO
Series 2014-1A AR 144A 3.575% (LIBOR03M + 1.22%) 10/18/26 #●	3,000,000	3,000,894

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
KVK CLO
Series 2015-1A AR 144A 3.135% (LIBOR03M + 1.25%) 5/20/27 #●	2,000,000	$1,999,562
Mariner CLO 5
Series 2018-5A A 144A 3.324% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	8,000,000	8,003,192
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.036% (LIBOR03M + 1.15%) 2/20/31 #●	5,830,000	5,846,021
MP CLO IV
Series 2013-2A ARR 144A 3.64% (LIBOR03M + 1.28%) 7/25/29 #●	7,000,000	7,009,212
Northwoods Capital XVII
Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	7,800,000	7,803,112
OCP CLO
Series 2017-13A A1A 144A 3.608% (LIBOR03M + 1.26%) 7/15/30 #●	5,750,000	5,803,216
OZLM XVIII
Series 2018-18A A 144A 3.35% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/31 #●	6,250,000	6,246,625
Saranac CLO VII
Series 2014-2A A1AR 144A 3.115% (LIBOR03M + 1.23%) 11/20/29 #●	6,500,000	6,546,098
Shackleton CLO
Series 2013-3A AR 144A 2.842% (LIBOR03M + 1.12%, Floor 1.12%) 7/15/30 #●	5,500,000	5,512,650
Sound Point CLO II
Series 2013-1A A1R 144A 3.432% (LIBOR03M + 1.07%, Floor 1.07%) 1/26/31 #●	3,200,000	3,203,837
Sounds Point CLO IV-R
Series 2013-3RA A 144A 3.651% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #●	6,000,000	6,000,000
Steele Creek CLO
Series 2017-1A A 144A 2.884% (LIBOR03M + 1.25%) 1/15/30 #●	3,000,000	3,005,835
TIAA CLO II
Series 2017-1A A 144A 3.639% (LIBOR03M + 1.28%) 4/20/29 #●	4,185,000	4,206,352
Venture 31 CLO
Series 2018-31A A1 144A 3.342% (LIBOR03M + 1.03%, Floor 1.03%) 4/20/31 #●	7,150,000	7,146,125
Venture CDO
Series 2016-25A A1 144A 3.849% (LIBOR03M + 1.49%) 4/20/29 #●	2,085,000	2,095,823

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture XXII CLO
Series 2015-22A AR 144A 3.428% (LIBOR03M + 1.08%) 1/15/31 #●	7,000,000	$7,002,261
Venture XXIV CLO
Series 2016-24A A1D 144A 3.779% (LIBOR03M + 1.42%) 10/20/28 #●	5,335,000	5,345,206
Venture XXVIII CLO
Series 2017-28A A2 144A 3.469% (LIBOR03M + 1.11%) 7/20/30 #●	7,550,000	7,557,105
Zais CLO 6
Series 2017-1A A1 144A 3.718% (LIBOR03M + 1.37%) 7/15/29 #●	4,000,000	4,020,324

Total Collateralized Debt Obligations (cost $220,241,515)		220,935,196

Convertible Bonds – 3.55%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00,maturity date 12/15/23	1,085,000	1,377,733
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	1,222,000	1,226,575
Ares Capital 3.75% exercise price $19.39, maturity date 2/1/22 *	891,000	916,314
BioMarin Pharmaceutical 1.50% exercise price $94.15,maturity date 10/15/20	4,152,000	4,681,143
Blackhawk Network Holdings 1.50% exercise price $49.83, maturity date 1/15/22	4,429,000	4,914,387
Blackstone Mortgage Trust 4.375% exercise price $35.67,maturity date 5/5/22	3,355,000	3,296,593
Blackstone Mortgage Trust 4.75% exercise price $36.23,maturity date 3/15/23 *	1,282,000	1,255,900
Blackstone Mortgage Trust 5.25% exercise price $27.36,maturity date 12/1/18	4,203,000	4,705,074
Booking Holdings 0.35% exercise price $1,315.10,maturity date 6/15/20	3,396,000	5,686,398
Brookdale Senior Living 2.75% exercise price $29.33,maturity date 6/15/18	3,502,000	3,506,377
Cemex 3.72% exercise price $11.01, maturity date 3/15/20 *	7,159,000	7,377,393
Chart Industries 144A 1.00% exercise price $58.73,maturity date 11/15/24 #	3,446,000	3,983,524
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	5,730,000	4,497,127
Ciena 3.75% exercise price $20.17, maturity date 10/15/18	1,095,000	1,432,671
DISH Network 2.375% exercise price $82.22, maturity date 3/15/24	1,943,000	1,686,254

	Principal amount°	Value (US $)
Convertible Bonds (continued)
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26 *	4,229,000	$3,848,479
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	2,394,000	2,313,983
Empire State Realty OP 144A 2.625% exercise price $19.32, maturity date 8/15/19 #	2,631,000	2,717,823
GAIN Capital Holdings 144A 5.00% exercise price $8.20, maturity date 8/15/22 #	3,400,000	4,136,318
Helix Energy Solutions Group 4.125% exercise price $9.47, maturity date 9/15/23	165,000	190,854
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	3,601,000	3,700,107
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	1,141,000	1,077,595
IAC FinanceCo. 144A 0.875% exercise price $152.18, maturity date 10/1/22 #	2,460,000	3,018,462
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	1,793,000	1,798,558
Insulet 1.25% exercise price $58.37, maturity date 9/15/21	3,317,000	5,126,838
Insulet 144A 1.375% exercise price $93.18, maturity date 11/15/24 #	1,949,000	2,209,679
Kaman 144A 3.25% exercise price $65.26, maturity date 5/1/24 #	4,078,000	4,593,308
Knowles 3.25% exercise price $18.43, maturity date 11/1/21 *	2,351,000	2,476,779
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	3,581,000	3,763,631
Liberty Media 2.25% exercise price $104.55, maturity date 9/30/46	512,000	539,109
Live Nation Entertainment 144A 2.50% exercise price $68.02, maturity date 3/15/23 #	641,000	634,276
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	5,388,000	5,009,692
Microchip Technology 1.625% exercise price $98.85, maturity date 2/15/27	2,991,000	3,380,727
Neurocrine Biosciences 0.253% exercise price $75.92, maturity date 5/15/24	4,010,000	5,194,931
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	2,076,000	2,127,130
Novellus Systems 2.625% exercise price $33.36, maturity date 5/15/41	625,000	3,454,559
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	1,489,000	1,976,446
Pacira Pharmaceuticals 2.375% exercise price $66.89, maturity date 4/1/22 *	4,922,000	4,648,155

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21 *	3,831,000	$3,853,603
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	3,202,000	3,441,740
Quotient Technology 144A 1.75% exercise price $17.36, maturity date 12/1/22 #	1,923,000	2,029,088
RPM International 2.25% exercise price $52.19, maturity date 12/15/20 *	1,921,000	2,177,934
Sarepta Therapeutics 144A 1.50% exercise price $73.42, maturity date 11/15/24 #	417,000	535,236
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	469,000	736,149
Spirit Realty Capital 3.75% exercise price $12.91, maturity date 5/15/21 *	1,556,000	1,565,531
Supernus Pharmaceuticals 144A 0.625% exercise price $59.33, maturity date 4/1/23 #	431,000	469,681
Synaptics 144A 0.50% exercise price $73.02, maturity date 6/15/22 #	2,677,000	2,507,270
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19 *	1,481,000	1,407,245
Team 144A 5.00% exercise price $21.70, maturity date 8/1/23 #	2,723,000	2,948,464
Tesla Energy Operations 1.625% exercise price $759.35, maturity date 11/1/19	2,703,000	2,517,031
Vector Group 1.75% exercise price $22.35, maturity date 4/15/20 ●	2,295,000	2,445,323
Vector Group 2.50% exercise price $14.50, maturity date 1/15/19 *●	3,300,000	4,489,650
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 *	3,308,000	3,326,733
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	3,751,000	3,651,220

Total Convertible Bonds (cost $150,738,577)		156,582,800

Corporate Bonds – 43.93%
Banking – 9.78%
Akbank Turk 144A 7.20% 3/16/27 #*µ	4,060,000	4,138,886
ANZ New Zealand International 144A 2.60% 9/23/19 #	1,300,000	1,292,843
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	2,575,000	2,386,703
Banco do Brasil 144A 4.875% 4/19/23 #	5,950,000	5,920,250
Banco Santander
3.80% 2/23/28	400,000	378,996
3.848% 4/12/23	4,400,000	4,369,868
4.379% 4/12/28	3,600,000	3,561,639

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero 144A 4.125% 11/9/22 #		3,260,000	$3,255,925
Bancolombia 4.875% 10/18/27 *µ		4,400,000	4,240,500
Banistmo 144A 3.65% 9/19/22 #		1,160,000	1,112,440
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	1,736,000	1,323,772
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,076,956
3.97% 3/5/29 µ		1,140,000	1,119,597
4.183% 11/25/27		15,235,000	14,813,688
5.625% 7/1/20		1,405,000	1,479,895
Bank of China 144A 5.00% 11/13/24 #		3,800,000	3,885,333
Bank of Montreal 3.803% 12/15/32 µ		7,240,000	6,828,478
Bank of New York Mellon
2.20% 3/4/19		7,005,000	6,990,914
4.625% µy		7,155,000	6,922,463
Barclays 8.25% µy		7,590,000	7,814,937
BBVA Bancomer 144A 7.25% 4/22/20 #		935,000	984,461
BGEO Group 144A 6.00% 7/26/23 #		3,380,000	3,413,530
Branch Banking & Trust 2.25% 6/1/20		7,145,000	7,028,536
Citigroup 3.75% 10/27/23	AUD	2,222,000	1,683,004
Citizens Bank
2.55% 5/13/21		1,975,000	1,933,361
3.70% 3/29/23		8,810,000	8,806,645
Citizens Financial Group
2.375% 7/28/21 *		485,000	469,370
4.30% 12/3/25		4,810,000	4,804,850
Compass Bank
2.875% 6/29/22		5,190,000	4,999,774
3.875% 4/10/25		5,505,000	5,341,807
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	1,033,706
3.375% 2/2/23	NZD	1,463,000	1,028,695
Credit Suisse Group 144A 6.25% #µy		10,305,000	10,576,980
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		2,035,000	2,056,769
Fifth Third Bancorp
2.60% 6/15/22		2,260,000	2,185,182
2.875% 7/27/20		5,835,000	5,814,039
3.95% 3/14/28		4,250,000	4,213,853
Fifth Third Bank
2.30% 3/15/19		3,935,000	3,926,561
3.85% 3/15/26		2,435,000	2,388,495

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.065% (BBSW3M + 1.30%) 8/21/19 ●	AUD	2,390,000	$1,811,887
3.55% 2/12/21	CAD	1,500,000	1,191,448
4.223% 5/1/29 µ		4,205,000	4,164,313
4.411% 4/23/39 µ		2,175,000	2,121,652
5.15% 5/22/45		1,250,000	1,294,171
5.20% 12/17/19	NZD	1,444,000	1,050,839
6.00% 6/15/20		10,020,000	10,600,482
HSBC Holdings 6.50% µ		3,900,000	3,968,250
Huntington National Bank 2.50% 8/7/22		2,745,000	2,637,861
ICICI Bank 144A 4.00% 3/18/26 #		5,100,000	4,857,556
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	986,000	1,485,361
3.559% 4/23/24 µ		650,000	646,455
3.897% 1/23/49 µ		2,430,000	2,190,370
4.005% 4/23/29 µ		6,115,000	6,007,093
4.35% 8/15/21		2,335,000	2,413,738
6.75% µy		4,475,000	4,866,563
KeyBank
2.30% 9/14/22		3,505,000	3,349,497
2.40% 6/9/22		1,845,000	1,777,326
3.375% 3/7/23		2,870,000	2,863,187
6.95% 2/1/28		17,740,000	21,489,195
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	2,457,000	1,915,323
Lloyds Banking Group
3.574% 11/7/28 µ		7,415,000	6,913,040
7.50% µy		4,670,000	5,050,605
Manufacturers & Traders Trust 2.50% 5/18/22		2,850,000	2,750,198
Morgan Stanley
3.125% 8/5/21	CAD	999,000	784,051
3.737% 4/24/24 µ		6,460,000	6,456,568
4.375% 1/22/47		2,615,000	2,540,220
4.457% 4/22/39 µ		3,105,000	3,055,293
5.00% 9/30/21	AUD	1,489,000	1,190,531
5.00% 11/24/25		6,020,000	6,248,106
5.50% 1/26/20		3,645,000	3,793,754
Nationwide Building Society 144A 4.125% 10/18/32 #µ		7,950,000	7,460,812
Nederlandse Waterschapsbank 144A 2.145% (LIBOR03M +0.02%) 3/15/19 #●		1,145,000	1,144,981
Northern Trust 3.375% 5/8/32 µ		1,290,000	1,212,277
PNC Bank
2.00% 5/19/20		4,165,000	4,082,511

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Bank
2.70% 11/1/22		725,000	$696,947
PNC Financial Services Group 5.00% µy		5,800,000	5,742,000
Popular 7.00% 7/1/19		3,170,000	3,241,325
Regions Financial 2.75% 8/14/22		2,140,000	2,065,058
Royal Bank of Scotland Group
3.875% 9/12/23		3,720,000	3,660,619
8.625% µy		8,640,000	9,482,400
Santander UK 144A 5.00% 11/7/23 #		9,890,000	10,175,376
Santander UK Group Holdings 3.823% 11/3/28 µ		3,765,000	3,535,375
State Street 2.653% 5/15/23 µ		2,375,000	2,302,584
SunTrust Banks
2.45% 8/1/22		3,070,000	2,950,092
2.70% 1/27/22		5,605,000	5,459,696
3.00% 2/2/23 *		2,050,000	2,005,682
3.30% 5/15/26		2,845,000	2,694,793
5.05% µy		485,000	479,568
Swiss Insured Brazil Power Finance 144A 9.85% 7/16/32 #	BRL	17,800,000	5,208,095
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		610,000	605,202
144A 6.25% 4/20/21 #		3,965,000	4,085,187
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ		3,690,000	3,624,576
UBS Group 6.875% µy		5,250,000	5,530,849
UBS Group Funding Switzerland
144A 2.859% 8/15/23 #µ		4,775,000	4,579,384
144A 3.491% 5/23/23 #		4,485,000	4,409,290
144A 4.125% 9/24/25 #		5,345,000	5,318,604
144A 4.125% 4/15/26 #		4,570,000	4,530,953
US Bancorp
3.10% 4/27/26		7,010,000	6,597,370
3.15% 4/27/27		2,610,000	2,474,904
USB Capital IX 3.50% (LIBOR03M + 1.02%) y●		27,182,000	24,700,283
Wells Fargo & Co.
3.00% 7/27/21	AUD	2,492,000	1,870,722
3.50% 9/12/29	GBP	1,700,000	2,534,617
Wells Fargo Capital X 5.95% 12/15/36		470,000	509,950
Westpac Banking 5.00% µy		1,345,000	1,226,666

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Woori Bank 144A 4.75% 4/30/24 #	3,670,000	$3,714,895
Zions Bancorporation 4.50% 6/13/23	3,460,000	3,495,584

		430,497,861

Basic Industry – 4.73%
Allegheny Technologies 7.875% 8/15/23 *	965,000	1,049,245
Anglo American Capital
144A 4.75% 4/10/27 #	7,875,000	7,874,857
144A 4.875% 5/14/25 #	9,280,000	9,415,828
Barrick North America Finance 5.75% 5/1/43	7,338,000	8,403,550
Beacon Roofing Supply 144A 4.875% 11/1/25 #	3,060,000	2,907,000
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	12,410,000	13,024,295
BMC East 144A 5.50% 10/1/24 #	1,200,000	1,192,500
Boise Cascade 144A 5.625% 9/1/24 #	3,705,000	3,769,837
Braskem Netherlands Finance
144A 3.50% 1/10/23 #	610,000	577,219
144A 4.50% 1/10/28 #	4,220,000	3,961,525
Builders FirstSource 144A 5.625% 9/1/24 #	3,430,000	3,408,563
Chemours 5.375% 5/15/27	865,000	858,513
CK Hutchison International 17 144A 2.875% 4/5/22 #	4,320,000	4,203,337
CSN Resources 144A 7.625% 2/13/23 #*	3,845,000	3,681,587
Cydsa 144A 6.25% 10/4/27 #	3,825,000	3,695,906
Dow Chemical 8.55% 5/15/19	33,171,000	35,134,037
Equate Petrochemical 144A 3.00% 3/3/22 #	3,055,000	2,925,163
First Quantum Minerals
144A 6.50% 3/1/24 #	2,320,000	2,209,800
144A 7.25% 4/1/23 #	3,845,000	3,844,231
FMG Resources August 2006
144A 4.75% 5/15/22 #	1,085,000	1,079,846
144A 5.125% 5/15/24 #*	2,910,000	2,884,537
Freeport-McMoRan
4.55% 11/14/24 *	3,040,000	2,948,800
6.875% 2/15/23	1,985,000	2,138,837
Georgia-Pacific 8.00% 1/15/24	15,521,000	19,014,622
Hudbay Minerals
144A 7.25% 1/15/23 #	30,000	31,425
144A 7.625% 1/15/25 #	1,590,000	1,691,855
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	888,000
Koppers 144A 6.00% 2/15/25 #	285,000	290,700
Kraton Polymers 144A 7.00% 4/15/25 #	560,000	581,000
Mexichem 144A 5.50% 1/15/48 #	4,225,000	3,860,594
Nexa Resources 144A 5.375% 5/4/27 #	4,760,000	4,783,800

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
NOVA Chemicals
144A 5.00% 5/1/25 #	2,470,000	$2,383,550
144A 5.25% 6/1/27 #	860,000	829,900
Novelis 144A 6.25% 8/15/24 #	1,225,000	1,251,031
Novolipetsk Steel Via Steel Funding 144A 4.00% 9/21/24 #	3,360,000	3,135,787
Nucor 3.95% 5/1/28	2,885,000	2,879,064
OCP
144A 4.50% 10/22/25 #	3,665,000	3,530,102
144A 6.875% 4/25/44 #	2,310,000	2,505,126
Olin 5.125% 9/15/27	1,725,000	1,694,813
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	3,150,000	3,025,008
Phosagro OAO Via Phosagro Bond Funding 144A 3.95% 11/3/21 #	4,650,000	4,481,437
PolyOne 5.25% 3/15/23	2,470,000	2,541,013
PulteGroup 5.00% 1/15/27	355,000	347,101
Standard Industries 144A 5.00% 2/15/27 #	2,410,000	2,307,575
Suzano Austria 144A 7.00% 3/16/47 #	3,550,000	3,976,000
Syngenta Finance
144A 3.933% 4/23/21 #*	2,540,000	2,539,079
144A 4.441% 4/24/23 #	1,560,000	1,555,949
144A 5.182% 4/24/28 #	6,570,000	6,469,378
US Concrete 6.375% 6/1/24	2,955,000	3,073,200
Vedanta Resources
144A 6.125% 8/9/24 #	1,590,000	1,533,679
144A 6.375% 7/30/22 #	2,210,000	2,229,227
WestRock 144A 3.00% 9/15/24 #	2,165,000	2,049,670
WR Grace & Co. 144A 5.625% 10/1/24 #	1,051,000	1,089,099
Zekelman Industries 144A 9.875% 6/15/23 #	440,000	485,100

		208,242,897

Brokerage – 0.74%
Charles Schwab 5.00% µy	1,740,000	1,696,500
E*TRADE Financial
3.80% 8/24/27	3,095,000	2,964,808
5.875% *µy	4,760,000	4,879,000
Jefferies Group
4.15% 1/23/30	1,585,000	1,455,421
6.45% 6/8/27	3,815,000	4,219,127
6.50% 1/20/43	2,455,000	2,623,561
Lazard Group 3.75% 2/13/25	15,330,000	14,833,914

		32,672,331

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods – 1.13%
Allegion US Holding 3.20% 10/1/24		6,315,000	$6,030,825
Ardagh Packaging Finance
144A 6.00% 2/15/25 #		2,645,000	2,681,369
144A 7.25% 5/15/24 #		585,000	620,831
BWAY Holding 144A 5.50% 4/15/24 #		2,165,000	2,184,918
CCL Industries 144A 3.25% 10/1/26 #		3,480,000	3,195,281
Crane 4.20% 3/15/48		2,585,000	2,501,133
Eaton 3.103% 9/15/27		250,000	232,369
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #		3,405,000	3,379,463
Lennox International 3.00% 11/15/23		3,730,000	3,573,382
Martin Marietta Materials 4.25% 12/15/47		3,280,000	2,961,589
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #		1,780,000	1,904,600
Northrop Grumman
2.55% 10/15/22		6,300,000	6,075,098
3.25% 8/1/23		2,550,000	2,516,848
Nvent Finance 144A 4.55% 4/15/28 #		10,470,000	10,332,942
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #		35,000	38,106
TransDigm 6.375% 6/15/26		1,670,000	1,682,525

			49,911,279

Communications – 4.31%
American Tower 3.60% 1/15/28		1,620,000	1,514,342
American Tower Trust #1 144A 3.07% 3/15/23 #		10,235,000	10,031,043
AT&T
3.40% 8/14/24		1,170,000	1,182,349
3.90% 8/14/27		3,640,000	3,679,043
144A 4.30% 2/15/30 #		3,245,000	3,144,117
4.90% 8/14/37		10,655,000	10,786,451
144A 5.15% 11/15/46 #		720,000	712,138
5.25% 3/1/37		2,260,000	2,305,898
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,681,656
Charter Communications Operating
5.375% 4/1/38		1,905,000	1,871,111
5.75% 4/1/48		4,255,000	4,241,659
Comcel Trust 144A 6.875% 2/6/24 #		3,805,000	3,964,277
Crown Castle International
3.80% 2/15/28		1,465,000	1,392,729
5.25% 1/15/23		4,275,000	4,513,295
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	26,618,492
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,072,819
Digicel Group
144A 7.125% 4/1/22 #*		4,290,000	3,504,244
144A 8.25% 9/30/20 #		2,200,000	1,974,500

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications 5.20% 9/20/47		9,455,000	$9,281,293
Equinix 5.375% 5/15/27		1,680,000	1,713,600
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,568,697
Level 3 Financing
5.25% 3/15/26		215,000	208,485
5.375% 5/1/25		4,060,000	4,008,032
Myriad International Holdings 144A 4.85% 7/6/27 #		1,405,000	1,415,327
SBA Communications 4.875% 9/1/24		2,665,000	2,568,394
SBA Tower Trust 144A 2.898% 10/8/19 #		405,000	405,063
Sirius XM Radio 144A 5.375% 4/15/25 #		5,327,000	5,313,683
Sprint
7.125% 6/15/24		245,000	252,887
7.875% 9/15/23		2,639,000	2,836,925
Sprint Communications 7.00% 8/15/20		270,000	286,200
Sprint Spectrum 144A 4.738% 3/20/25 #		3,190,000	3,229,875
Telecom Italia 144A 5.303% 5/30/24 #		1,285,000	1,313,591
Telefonica Emisiones 4.895% 3/6/48		11,130,000	11,047,538
Time Warner Cable 7.30% 7/1/38		9,865,000	11,753,748
Time Warner Entertainment 8.375% 3/15/23		5,470,000	6,447,034
T-Mobile USA
6.375% 3/1/25		250,000	263,125
6.50% 1/15/26		3,725,000	3,967,125
VEON Holdings
144A 4.95% 6/16/24 #		2,425,000	2,306,878
144A 5.95% 2/13/23 #		2,540,000	2,590,800
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,582,170
4.125% 8/15/46		6,295,000	5,525,471
4.50% 8/17/27	AUD	2,230,000	1,704,586
4.50% 8/10/33		8,835,000	8,684,422
5.50% 3/16/47		1,805,000	1,913,516
Viacom 4.375% 3/15/43		5,580,000	4,950,948
Zayo Group
144A 5.75% 1/15/27 #		3,865,000	3,845,675
6.375% 5/15/25		520,000	540,254

			189,715,505

Consumer Cyclical – 2.21%
Alibaba Group Holding 4.00% 12/6/37		3,160,000	2,974,324
AMC Entertainment Holdings 6.125% 5/15/27 *		1,930,000	1,876,925
American Axle & Manufacturing 6.25% 3/15/26		1,620,000	1,607,850
American Tire Distributors 144A 10.25% 3/1/22 #		254,000	135,255
Atento Luxco 1 144A 6.125% 8/10/22 #		3,430,000	3,444,235

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
BMW US Capital 144A 3.10% 4/12/21 #		3,910,000	$3,897,228
Boyd Gaming 6.375% 4/1/26		4,285,000	4,496,979
Daimler 2.75% 12/10/18	NOK	14,510,000	1,827,859
Daimler Finance North America 144A 3.35% 2/22/23 #		5,125,000	5,056,776
Dollar Tree
3.70% 5/15/23		3,050,000	3,024,110
4.00% 5/15/25		5,630,000	5,580,630
4.20% 5/15/28		4,440,000	4,371,396
Ford Motor Credit 4.14% 2/15/23		9,420,000	9,420,000
General Motors 6.75% 4/1/46		1,230,000	1,400,633
General Motors Financial
3.55% 4/9/21 *		4,005,000	4,001,663
4.35% 4/9/25		4,745,000	4,708,352
5.25% 3/1/26		4,005,000	4,170,082
GLP Capital 5.375% 4/15/26		3,025,000	3,055,250
JD.com 3.125% 4/29/21		3,905,000	3,817,300
KFC Holding 144A 5.25% 6/1/26 #		1,700,000	1,712,750
Lithia Motors 144A 5.25% 8/1/25 #		1,660,000	1,647,550
Live Nation Entertainment 144A 5.625% 3/15/26 #		1,005,000	1,005,000
Marriott International 4.50% 10/1/34		1,035,000	1,037,454
MGM Resorts International 4.625% 9/1/26		3,040,000	2,891,800
New Red Finance 144A 5.00% 10/15/25 #		1,495,000	1,445,949
Penn National Gaming 144A 5.625% 1/15/27 #*		4,515,000	4,334,400
Penske Automotive Group 5.50% 5/15/26		2,430,000	2,363,175
Royal Caribbean Cruises 3.70% 3/15/28		6,840,000	6,457,911
Scientific Games International 10.00% 12/1/22		2,745,000	2,968,059
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,774,748

			97,505,643

Consumer Non-Cyclical – 3.99%
Abbott Laboratories
3.40% 11/30/23		5,165,000	5,103,479
3.75% 11/30/26		630,000	621,708
Air Medical Group Holdings 144A 6.375% 5/15/23 #*		550,000	529,375
Albertsons
5.75% 3/15/25		1,428,000	1,251,285
6.625% 6/15/24		176,000	164,998
Amgen 4.00% 9/13/29	GBP	1,271,000	1,963,247
Anheuser-Busch InBev Finance
3.30% 2/1/23		2,580,000	2,562,098
3.65% 2/1/26		7,581,000	7,413,811
Anheuser-Busch InBev Worldwide 4.60% 4/15/48		3,370,000	3,336,806
BAT Capital 144A 3.222% 8/15/24 #		9,140,000	8,686,519

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Becton Dickinson and Co. 3.363% 6/6/24	11,105,000	$10,694,719
Boston Scientific 4.00% 3/1/28	5,980,000	5,924,790
Campbell Soup
3.30% 3/15/21 *	1,625,000	1,627,535
3.65% 3/15/23	10,305,000	10,247,683
Celgene
3.90% 2/20/28	8,135,000	7,863,050
4.55% 2/20/48	2,745,000	2,592,966
Cott Holdings 144A 5.50% 4/1/25 #	1,205,000	1,198,975
CVS Health
3.35% 3/9/21	3,130,000	3,138,129
3.70% 3/9/23	4,350,000	4,338,055
4.10% 3/25/25	4,790,000	4,776,159
4.30% 3/25/28	3,930,000	3,881,132
4.78% 3/25/38	4,830,000	4,779,396
ESAL 144A 6.25% 2/5/23 #*	2,180,000	2,087,350
General Mills
3.20% 4/16/21	1,075,000	1,074,249
3.70% 10/17/23	10,730,000	10,711,476
JBS USA 144A 6.75% 2/15/28 #	2,280,000	2,191,650
JBS USA LUX 144A 5.75% 6/15/25 #	395,000	373,157
Kernel Holding 144A 8.75% 1/31/22 #	4,410,000	4,551,561
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	4,535,000	4,603,025
MHP
144A 6.95% 4/3/26 #	1,660,000	1,623,065
144A 7.75% 5/10/24 #	3,030,000	3,138,807
Molson Coors Brewing 4.20% 7/15/46	165,000	150,360
Mylan 144A 4.55% 4/15/28 #	3,330,000	3,266,607
New York-Presbyterian Hospital 4.063% 8/1/56	3,760,000	3,648,216
Paratek Pharmaceuticals 144A 4.75% 5/1/24 #	2,192,000	2,190,630
Pernod Ricard 144A 4.45% 1/15/22 #	7,270,000	7,523,378
Rede D’or Finance 144A 4.95% 1/17/28 #*	4,415,000	4,086,634
Rio Energy 144A 6.875% 2/1/25 #	4,140,000	4,046,850
Teva Pharmaceutical Finance Netherlands III
144A 6.00% 4/15/24 #*	1,450,000	1,408,196
144A 6.75% 3/1/28 #*	3,585,000	3,543,797
Thermo Fisher Scientific 3.00% 4/15/23	6,880,000	6,671,156
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	15,973,060

		175,559,139

Electric – 4.34%
AES Gener 144A 8.375% 12/18/73 #*µ	1,945,000	2,027,818
Ameren Illinois 9.75% 11/15/18	16,210,000	16,809,209

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
American Transmission Systems 144A 5.25% 1/15/22 #		14,260,000	$15,053,860
Ausgrid Finance
144A 3.85% 5/1/23 #		4,440,000	4,450,131
144A 4.35% 8/1/28 #		3,265,000	3,268,776
Avangrid 3.15% 12/1/24		6,790,000	6,523,723
Cerro del Aguila 144A 4.125% 8/16/27 #		4,195,000	3,922,325
Cleveland Electric Illuminating 5.50% 8/15/24		290,000	316,703
CMS Energy 6.25% 2/1/20		7,695,000	8,089,868
ComEd Financing III 6.35% 3/15/33		8,344,000	8,907,220
Dominion Energy 3.625% 12/1/24		4,495,000	4,426,912
DTE Energy
3.30% 6/15/22		5,245,000	5,189,782
4.05% 5/15/48		360,000	358,384
Emera 6.75% 6/15/76 *µ		6,710,000	7,293,770
Enel 144A 8.75% 9/24/73 #µ		7,060,000	8,374,925
Enel Finance International 144A 3.625% 5/25/27 #		11,360,000	10,736,952
Entergy Louisiana
4.05% 9/1/23		14,030,000	14,377,060
4.95% 1/15/45		685,000	692,745
Exelon 3.497% 6/1/22		2,810,000	2,768,145
Fortis 3.055% 10/4/26		3,640,000	3,341,260
Great Plains Energy 4.85% 6/1/21		2,805,000	2,894,257
Israel Electric 144A 4.25% 8/14/28 #		3,570,000	3,422,441
Kansas City Power & Light 3.65% 8/15/25		7,975,000	7,910,981
Mississippi Power 3.95% 3/30/28		3,750,000	3,714,419
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ		5,585,000	5,699,394
5.25% 4/20/46 µ		6,060,000	6,326,259
Nevada Power 2.75% 4/15/20		4,115,000	4,103,924
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	1,500,000	1,194,509
NextEra Energy Capital Holdings 3.625% 6/15/23		4,318,000	4,307,193
NV Energy 6.25% 11/15/20		10,391,000	11,170,070
Pennsylvania Electric 5.20% 4/1/20		398,000	409,544
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		1,675,000	1,580,865
144A 5.25% 5/15/47 #		1,995,000	1,909,756
Public Service Co. of Oklahoma 5.15% 12/1/19		3,340,000	3,440,640
Southwestern Electric Power 3.85% 2/1/48		4,055,000	3,821,561
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,505,000	2,497,373

			191,332,754

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy – 5.76%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #	3,105,000	$2,899,576
144A 4.60% 11/2/47 #	3,555,000	3,354,683
Alta Mesa Holdings 7.875% 12/15/24	370,000	384,800
AmeriGas Partners 5.875% 8/20/26	2,865,000	2,857,837
Anadarko Petroleum 6.60% 3/15/46	6,985,000	8,638,334
Andeavor Logistics 5.25% 1/15/25	1,935,000	1,990,631
Cheniere Corpus Christi Holdings
5.875% 3/31/25	1,465,000	1,515,850
7.00% 6/30/24	170,000	186,363
Crestwood Midstream Partners 5.75% 4/1/25	1,950,000	1,937,813
Diamondback Energy 4.75% 11/1/24	3,750,000	3,744,187
Ecopetrol
5.875% 9/18/23	915,000	977,677
7.375% 9/18/43	2,250,000	2,573,437
Enbridge
3.70% 7/15/27	4,645,000	4,382,680
4.00% 10/1/23	2,535,000	2,538,435
6.00% 1/15/77 µ	2,745,000	2,679,806
6.25% 3/1/78 µ	1,975,000	1,928,391
Energy Transfer Equity
5.50% 6/1/27	230,000	230,575
7.50% 10/15/20	2,395,000	2,571,631
Energy Transfer Partners
6.125% 12/15/45	9,420,000	9,650,178
6.625% *µy	5,985,000	5,671,236
EnLink Midstream Partners 6.00% *µy	2,040,000	1,919,242
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	5,155,000	5,097,006
Genesis Energy 6.75% 8/1/22	3,315,000	3,381,300
Geopark 144A 6.50% 9/21/24 #	3,105,000	3,097,237
Gran Tierra Energy International Holdings 144A 6.25% 2/15/25 #	2,645,000	2,532,587
Gulfport Energy
6.00% 10/15/24	2,565,000	2,449,575
6.625% 5/1/23	1,140,000	1,151,400
Hilcorp Energy I 144A 5.75% 10/1/25 #	170,000	169,150
Holly Energy Partners 144A 6.00% 8/1/24 #	200,000	201,500
KazMunayGas National JSC 144A 6.375% 10/24/48 #	3,555,000	3,639,911
KazTransGas JSC 144A 4.375% 9/26/27 #	2,955,000	2,819,809
Kinder Morgan 4.30% 3/1/28	4,520,000	4,403,725
Laredo Petroleum 6.25% 3/15/23 *	1,380,000	1,407,600
Marathon Oil 5.20% 6/1/45 *	4,660,000	4,879,215

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
4.50% 4/15/38	1,865,000	$1,804,834
4.70% 4/15/48	6,005,000	5,687,829
4.875% 12/1/24	8,490,000	8,803,610
5.20% 3/1/47	680,000	695,969
Murphy Oil 6.875% 8/15/24	5,025,000	5,332,781
Murphy Oil USA 6.00% 8/15/23	4,629,000	4,796,801
Nabors Industries 144A 5.75% 2/1/25 #	1,485,000	1,408,894
Newfield Exploration
5.375% 1/1/26 *	260,000	270,140
5.75% 1/30/22	2,505,000	2,642,775
Noble Energy
3.85% 1/15/28 *	5,055,000	4,877,463
4.95% 8/15/47	740,000	751,946
5.05% 11/15/44	2,410,000	2,499,030
NuStar Logistics 5.625% 4/28/27 *	1,385,000	1,317,052
Oasis Petroleum
144A 6.25% 5/1/26 #	1,220,000	1,220,000
6.50% 11/1/21 *	1,220,000	1,253,550
6.875% 3/15/22	200,000	206,500
Occidental Petroleum 4.20% 3/15/48	6,630,000	6,545,287
ONEOK 7.50% 9/1/23	6,425,000	7,449,764
Pertamina Persero
144A 4.875% 5/3/22 #	355,000	364,501
144A 5.625% 5/20/43 #	1,980,000	1,978,291
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #*	2,975,000	3,053,019
Petrobras Global Finance
6.75% 1/27/41	2,350,000	2,236,025
7.25% 3/17/44	1,265,000	1,261,205
7.375% 1/17/27	2,470,000	2,652,780
Petroleos Mexicanos
6.50% 3/13/27	775,000	801,544
6.75% 9/21/47	3,140,000	3,044,230
Precision Drilling
144A 7.125% 1/15/26 #*	775,000	784,687
7.75% 12/15/23 *	1,125,000	1,177,031
QEP Resources 5.25% 5/1/23	2,750,000	2,695,000
Raizen Fuels Finance 144A 5.30% 1/20/27 #	945,000	952,087
Sabine Pass Liquefaction
5.625% 3/1/25	7,775,000	8,288,052
5.75% 5/15/24	6,095,000	6,549,087
5.875% 6/30/26	3,225,000	3,504,672

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Sempra Energy
3.40% 2/1/28	1,695,000	$1,602,329
3.80% 2/1/38	3,205,000	2,968,166
Shell International Finance 4.375% 5/11/45	822,000	852,417
Southwestern Energy
4.10% 3/15/22 *	1,085,000	1,057,875
6.70% 1/23/25	465,000	456,717
Summit Midstream Holdings 5.75% 4/15/25	2,040,000	1,956,319
Targa Resources Partners 5.375% 2/1/27	3,350,000	3,224,375
Tecpetrol 144A 4.875% 12/12/22 #	6,390,000	6,214,275
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	3,820,000	3,619,190
Transcanada Trust 5.875% 8/15/76 µ	2,885,000	2,978,763
Transcontinental Gas Pipe Line
144A 4.00% 3/15/28 #	1,905,000	1,849,233
144A 4.60% 3/15/48 #	2,225,000	2,132,756
Transocean 144A 9.00% 7/15/23 #	330,000	357,241
Transocean Proteus 144A 6.25% 12/1/24 #	1,449,000	1,494,281
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	2,850,000	2,851,425
Tullow Oil 144A 7.00% 3/1/25 #	4,595,000	4,664,155
WildHorse Resource Development 6.875% 2/1/25	380,000	387,600
Williams Partners 4.85% 3/1/48	1,740,000	1,672,881
Woodside Finance 144A 8.75% 3/1/19 #	10,841,000	11,347,725
YPF
144A 7.00% 12/15/47 #*	2,670,000	2,374,965
144A 26.563% (BADLARPP + 4.00%) 7/7/20 #●	6,260,000	4,831,969

		253,664,470

Finance Companies – 1.03%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	7,385,000	7,865,025
AerCap Ireland Capital 3.65% 7/21/27	8,998,000	8,347,331
Air Lease
3.00% 9/15/23	6,125,000	5,848,220
3.625% 4/1/27	3,575,000	3,338,945
Aviation Capital Group
144A 3.50% 11/1/27 #	2,830,000	2,628,832
144A 4.875% 10/1/25 #	4,855,000	5,033,236
BOC Aviation 144A 2.375% 9/15/21 #	4,235,000	4,051,540
International Lease Finance 8.625% 1/15/22	3,082,000	3,586,776
Temasek Financial I 144A 2.375% 1/23/23 #	4,915,000	4,723,001

		45,422,906

Healthcare – 0.54%
DaVita 5.00% 5/1/25	2,503,000	2,378,351

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
5.125% 3/15/23	920,000	$938,400
5.75% 11/1/24	3,367,000	3,438,549
5.75% 9/15/25	1,280,000	1,315,200
HCA
5.375% 2/1/25	4,580,000	4,568,550
7.58% 9/15/25	160,000	175,200
Hill-Rom Holdings
144A 5.00% 2/15/25 #	1,185,000	1,182,666
144A 5.75% 9/1/23 #	1,555,000	1,613,313
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,582,000	1,614,289
Tenet Healthcare 144A 5.125% 5/1/25 #	5,600,000	5,481,000
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,115,137

		23,820,655

Insurance – 1.46%
Acrisure 144A 7.00% 11/15/25 #	4,464,000	4,230,533
AssuredPartners 144A 7.00% 8/15/25 #	4,901,000	4,851,990
AXA Equitable Holdings
144A 3.90% 4/20/23 #	1,735,000	1,728,816
144A 4.35% 4/20/28 #	1,710,000	1,669,098
144A 5.00% 4/20/48 #	2,815,000	2,690,389
AXIS Specialty Finance 4.00% 12/6/27	870,000	825,399
HUB International 144A 7.00% 5/1/26 #	385,000	386,925
MetLife
6.40% 12/15/36	40,000	43,700
144A 9.25% 4/8/38 #	8,985,000	12,264,525
NFP 144A 6.875% 7/15/25 #	4,553,000	4,484,705
Nuveen Finance
144A 2.95% 11/1/19 #	4,670,000	4,655,200
144A 4.125% 11/1/24 #	2,790,000	2,801,485
Prudential Financial
4.50% 11/15/20	3,385,000	3,497,142
5.375% 5/15/45 µ	4,135,000	4,186,687
USIS Merger Sub 144A 6.875% 5/1/25 #	6,305,000	6,368,050
Voya Financial 144A 4.70% 1/23/48 #µ	3,740,000	3,376,239
XLIT
4.805% (LIBOR03M + 2.458%) *y●	2,639,000	2,642,299
5.50% 3/31/45	3,555,000	3,751,300

		64,454,482

Media – 0.75%
Altice France 144A 6.25% 5/15/24 #	3,510,000	3,356,437
AMC Networks 4.75% 8/1/25	2,115,000	2,004,174

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.125% 5/1/27 #	1,190,000	$1,117,969
144A 5.50% 5/1/26 #	2,435,000	2,377,047
144A 5.75% 2/15/26 #	390,000	388,050
144A 5.875% 5/1/27 #	300,000	294,000
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	330,000	348,975
Gray Television 144A 5.875% 7/15/26 #	1,920,000	1,852,800
Nexstar Broadcasting 144A 5.625% 8/1/24 #	3,190,000	3,150,125
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #*	3,890,000	3,836,513
Tribune Media 5.875% 7/15/22	1,080,000	1,098,900
UPCB Finance IV 144A 5.375% 1/15/25 #	2,849,000	2,799,143
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	4,530,000	4,331,813
VTR Finance 144A 6.875% 1/15/24 #	5,815,000	6,027,306

		32,983,252

Real Estate – 1.07%
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,352,139
5.25% 2/15/24	5,315,000	5,541,378
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,442,832
ESH Hospitality 144A 5.25% 5/1/25 #	2,360,000	2,312,800
Growthpoint Properties International 144A 5.872% 5/2/23 #	3,270,000	3,316,854
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	4,967,489
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,087,092
3.875% 4/1/24	705,000	687,350
4.50% 2/1/26	1,525,000	1,519,496
Hudson Pacific Properties 3.95% 11/1/27	900,000	844,119
Kilroy Realty 3.45% 12/15/24	3,485,000	3,336,998
Life Storage
3.50% 7/1/26	3,750,000	3,494,806
3.875% 12/15/27	470,000	445,805
WP Carey 4.60% 4/1/24	4,645,000	4,695,835

		47,044,993

Services – 0.32%
Advanced Disposal Services 144A 5.625% 11/15/24 #	380,000	383,800
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,115,000	1,134,513
Covanta Holding 5.875% 7/1/25	1,105,000	1,077,375
GEO Group
5.125% 4/1/23	860,000	853,550
5.875% 1/15/22 *	500,000	515,625

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Herc Rentals 144A 7.75% 6/1/24 #	1,412,000	$1,530,255
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,780,000	1,726,600
KAR Auction Services 144A 5.125% 6/1/25 #	875,000	850,937
Prime Security Services Borrower 144A 9.25% 5/15/23 #	2,692,000	2,897,265
United Rentals North America 5.50% 5/15/27	3,200,000	3,200,000

		14,169,920

Technology – 0.95%
Baidu 4.375% 3/29/28	3,905,000	3,893,262
Broadcom 3.50% 1/15/28	4,470,000	4,112,890
CDK Global
4.875% 6/1/27	1,450,000	1,399,250
5.00% 10/15/24	4,350,000	4,426,125
CDW Finance 5.00% 9/1/25	1,425,000	1,428,135
CommScope Technologies 144A 5.00% 3/15/27 #	3,110,000	2,985,600
Corning 4.375% 11/15/57	2,275,000	2,026,689
Dell International
144A 6.02% 6/15/26 #	8,675,000	9,201,756
144A 8.10% 7/15/36 #	140,000	165,546
First Data 144A 5.75% 1/15/24 #	2,575,000	2,620,371
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	90,000	99,675
Infor US 6.50% 5/15/22	320,000	326,400
NXP 144A 4.625% 6/1/23 #	3,230,000	3,259,716
Solera 144A 10.50% 3/1/24 #	230,000	257,025
Symantec 144A 5.00% 4/15/25 #	2,485,000	2,501,321
Tencent Holdings 144A 3.925% 1/19/38 #*	3,270,000	3,081,371

		41,785,132

Transportation – 0.57%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	6,770,000	6,252,955
CH Robinson Worldwide 4.20% 4/15/28	2,660,000	2,631,792
Penske Truck Leasing 144A 4.20% 4/1/27 #	4,020,000	3,973,345
Transnet SOC 144A 4.00% 7/26/22 #	3,370,000	3,277,443
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	1,907,356	1,915,176
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	1,783,170	1,773,630
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ♦	3,378,441	3,239,645
XPO Logistics 144A 6.125% 9/1/23 #	1,839,000	1,910,261

		24,974,247

Utilities – 0.25%
Aegea Finance 144A 5.75% 10/10/24 #*	3,570,000	3,543,225

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
AES Andres 144A 7.95% 5/11/26 #	4,100,000	$4,412,625
Calpine 144A 5.25% 6/1/26 #	2,555,000	2,454,397
Vistra Energy 144A 8.00% 1/15/25 #	685,000	745,794

		11,156,041

Total Corporate Bonds (cost $1,945,264,466)		1,934,913,507

Loan Agreements – 9.53%
Acrisure Tranche B 1st Lien 6.609% (LIBOR03M + 4.25%) 11/22/23 ●	3,541,103	3,579,835
Air Medical Group Holdings Tranche B 1st Lien 5.128% (LIBOR03M + 3.25%) 4/28/22 ●	6,076,906	6,110,669
Albertson’s Tranche B4 1st Lien 4.651% (LIBOR03M + 2.75%) 8/25/21 ●	4,819,315	4,784,375
Alpha 3 Tranche B1 1st Lien 5.302% (LIBOR03M + 3.00%) 1/31/24 ●	1,002,425	1,009,735
Altice France Tranche B11 1st Lien 4.651% (LIBOR03M + 2.75%) 7/18/25 ●	4,281,750	4,245,621
Altice France Tranche B12 1st Lien 5.348% (LIBOR03M + 3.00%) 1/31/26 ●	1,863,291	1,846,406
American Airlines Tranche B 1st Lien 3.897% (LIBOR03M + 2.00%) 12/14/23 ●	3,530,500	3,539,326
Applied Systems 2nd Lien 9.302% (LIBOR03M + 7.00%) 9/19/25 ●	3,735,000	3,865,725
Aramark Services Tranche B1 1st Lien 3.901% (LIBOR03M + 2.00%) 3/11/25 ●	1,865,325	1,879,897
AssuredPartners Tranche B 1st Lien 5.151% (LIBOR03M + 3.25%) 10/22/24 ●	4,795,396	4,822,370
ATI Holdings Acquisition Tranche B 1st Lien 5.831% (LIBOR03M + 3.50%) 5/10/23 ●	3,598,856	3,617,598
ATS Consolidated Tranche B 1st Lien 5.659% (LIBOR03M + 3.75%) 2/28/25 ●	3,660,000	3,703,463
Avis Budget Car Rental Tranche B 1st Lien 4.31% (LIBOR03M + 2.00%) 2/13/25 ●	2,603,475	2,611,611
Blue Ribbon 1st Lien 5.894% (LIBOR03M + 4.00%) 11/13/21 ●	3,858,620	3,857,011
Builders FirstSource 1st Lien 5.302% (LIBOR03M + 3.00%) 2/29/24 ●	5,422,115	5,459,392
BWAY Tranche B 1st Lien 5.587% (LIBOR03M + 3.25%) 4/3/24 ●	3,419,163	3,444,095
CH Hold 2nd Lien 9.151% (LIBOR03M + 7.25%) 2/1/25 ●	1,977,418	2,016,966
Change Healthcare Holdings Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 3/1/24 ●	4,871,598	4,896,336

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Charter Communications Operating Tranche B 1st Lien 3.91% (LIBOR03M + 2.00%) 4/30/25 ●	2,508,713	$2,523,536
Chemours 1st Lien 3.66% (LIBOR03M + 1.75%) 3/30/25 ●	5,468,526	5,480,492
Chesapeake Energy 1st Lien 9.444% (LIBOR03M + 7.50%) 8/23/21 ●	6,260,000	6,639,513
CityCenter Holdings Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 4/18/24 ●	3,857,134	3,882,750
Community Health Systems Tranche G 1st Lien 4.984% (LIBOR03M + 3.00%) 12/31/19 ●	2,090,000	2,059,827
Community Health Systems Tranche H 1st Lien 5.234% (LIBOR03M + 3.25%) 1/27/21 ●	1,045,000	1,014,956
Constellis Holdings 1st Lien 7.302% (LIBOR03M + 5.00%) 4/21/24 ●	2,093,183	2,107,138
Constellis Holdings 2nd Lien 11.302% (LIBOR03M + 9.00%) 4/21/25 ●	1,208,000	1,220,080
Core & Main Tranche B 1st Lien 5.006% (LIBOR03M + 3.00%) 8/1/24 ●	2,603,459	2,619,730
CROWN Americas Tranche B 1st Lien 4.312% (LIBOR03M + 2.00%) 4/3/25 ●	2,690,000	2,717,952
CSC Holdings 1st Lien 4.147% (LIBOR03M + 2.25%) 7/17/25 ●	1,846,350	1,848,427
CSC Holdings Tranche B 1st Lien 4.397% (LIBOR03M + 2.50%) 1/25/26 ●	1,390,000	1,395,792
Dakota Holdings Tranche B 1st Lien 5.552% (LIBOR03M + 3.25%) 2/13/25 ●	2,145,000	2,151,435
DaVita Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 6/24/21 ●	622,413	628,971
Deck Chassis Acquisition 2nd Lien 7.901% (LIBOR03M + 6.00%) 6/15/23 ●	1,325,000	1,351,500
Delek US Holdings Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 3/30/25 ●	1,565,000	1,572,825
DG Investment Intermediate Holdings 2 1st Lien 5.302% (LIBOR03M + 3.00%) 1/29/25 ●	2,361,935	2,364,888
DG Investment Intermediate Holdings 2 Tranche DD 1st Lien 4.773% (LIBOR03M + 3.00%) 1/29/25 ●	253,065	253,381
Digicel International Finance Tranche B 1st Lien 5.61% (LIBOR03M + 3.25%) 5/10/24 ●	4,398,950	4,394,366
Energy Transfer Equity Tranche B 1st Lien 3.898% (LIBOR03M + 2.00%) 2/2/24 ●	1,325,000	1,327,393
ESH Hospitality Tranche B 1st Lien 4.151% (LIBOR03M + 2.25%) 8/30/23 ●	2,292,554	2,307,497
ExamWorks Group Tranche B1 1st Lien 5.151% (LIBOR03M + 3.25%) 7/27/23 ●	5,589,183	5,632,846
First Data 1st Lien 4.147% (LIBOR03M + 2.25%) 7/10/22 ●	1,196,460	1,202,000

	Principal amount°	Value (US $)
Loan Agreements (continued)
First Data 1st Lien 4.147% (LIBOR03M + 2.25%) 4/26/24 ●	7,280,438	$7,315,115
First Eagle Holdings Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 12/1/22 ●	1,401,602	1,415,181
Flex Acquisition 1st Lien 5.308% (LIBOR03M + 3.00%) 12/29/23 ●	2,133,450	2,147,317
Flying Fortress Holdings Tranche B 1st Lien 4.052% (LIBOR03M + 1.75%) 10/30/22 ●	1,150,209	1,158,323
Frontier Communications Tranche B1 1st Lien 5.66% (LIBOR03M + 3.75%) 6/15/24 ●	2,569,032	2,541,736
Gardner Denver Tranche B1 1st Lien 5.052% (LIBOR03M + 2.75%) 7/30/24 ●	5,089,950	5,125,589
Gates Global Tranche B2 1st Lien 5.302% (LIBOR03M + 3.00%) 3/31/24 ●	2,909,876	2,931,246
Genoa a Qol Healthcare 1st Lien 5.151% (LIBOR03M + 3.25%) 10/28/23 ●	3,945,150	3,980,901
GEO Group Tranche B 1st Lien 4.337% (LIBOR03M + 2.00%) 3/23/24 ●	815,000	818,821
Gopher Resource 1st Lien 5.478% (LIBOR03M + 3.25%) 2/9/25 ●	2,610,000	2,640,994
Gray Television Tranche B2 1st Lien 4.417% (LIBOR03M + 2.50%) 2/7/24 ●	2,159,533	2,171,231
Greeneden US Holdings II Tranche B3 1st Lien 5.802% (LIBOR03M + 3.50%) 12/1/23 ●	3,718,126	3,746,342
Greenhill & Co. Tranche B 1st Lien 5.621% (LIBOR03M + 3.75%) 10/12/22 ●	2,611,938	2,634,792
GVC Holdings Tranche B2 1st Lien 4.401% (LIBOR03M + 2.50%) 3/16/24 ●	3,555,000	3,559,444
HCA Tranche B10 1st Lien 3.901% (LIBOR03M + 2.00%) 3/13/25 ●	6,260,000	6,331,295
Heartland Dental 1st Lien 6.116% (LIBOR03M + 3.75%) 4/30/25 ●	4,555,000	4,576,354
Hilton Worldwide Finance Tranche B2 1st Lien 3.647% (LIBOR03M + 1.75%) 10/25/23 ●	1,361,907	1,374,864
Hoya Midco Tranche B 1st Lien 5.901% (LIBOR03M + 4.00%) 6/30/24 ●	2,372,075	2,383,935
HUB International Tranche B 1st Lien 5.36% (LIBOR03M + 3.00%) 4/25/25 ●	3,500,000	3,526,989
HVSC Merger Sub 2nd Lien 10.151% (LIBOR03M + 8.25%) 10/26/25 ●	1,230,000	1,233,075
HVSC Merger Sub Tranche B 1st Lien 6.302% (LIBOR03M + 4.00%) 10/20/24 ●	2,403,975	2,431,020
Hyperion Insurance Group Tranche B 1st Lien 5.438% (LIBOR03M + 3.50%) 12/20/24 ●	4,678,275	4,722,719

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
INEOS US Finance Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 3/31/24 ●	3,331,650	$3,347,529
Iron Mountain Tranche B 1st Lien 3.648% (LIBOR03M + 1.75%) 1/2/26 ●	6,320,000	6,306,172
Isagenix International 1st Lien 8.087% (LIBOR03M + 5.75%) 4/26/25 ●	1,315,000	1,315,000
JBS USA Tranche B 1st Lien 4.678% (LIBOR03M + 2.50%) 10/30/22 ●	5,510,307	5,512,374
Jeld-Wen Tranche B4 1st Lien 4.302% (LIBOR03M + 2.00%) 12/14/24 ●	2,608,463	2,625,172
Kingpin Intermediate Holdings Tranche B 1st Lien 6.15% (LIBOR03M + 4.25%) 7/3/24 ●	1,245,588	1,267,510
Kloeckner Pentaplast of America Tranche B 1st Lien 6.151% (LIBOR03M + 4.25%) 6/30/22 ●	1,779,520	1,694,993
Kraton Polymers Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 3/8/25 ●	1,273,474	1,284,418
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 ●	2,730,000	2,839,200
Kronos Tranche B 1st Lien 5.358% (LIBOR03M + 3.00%) 11/1/23 ●	1,960,237	1,980,314
Lucid Energy Group II Borrower 1st Lien 4.897% (LIBOR03M + 3.00%) 2/18/25 ●	4,510,000	4,498,725
LUX HOLDCO III 1st Lien 4.901% (LIBOR03M + 3.00%) 3/28/25 ●	2,620,000	2,643,334
Marketo Tranche B 1st Lien 5.043% (LIBOR03M + 3.25%) 2/7/25 ●	1,570,000	1,567,793
MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 3/25/25 ●	2,603,359	2,623,696
MPH Acquisition Holdings Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 6/7/23 ●	5,631,154	5,668,106
NCI Building Systems Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 2/8/25 ●	2,680,000	2,686,700
NFP Tranche B 1st Lien 4.901% (LIBOR03M + 3.00%) 1/8/24 ●	2,817,866	2,835,185
Nielsen Finance Tranche B4 1st Lien 3.895% (LIBOR03M + 2.00%) 10/4/23 ●	2,603,426	2,620,509
OCI Partners Tranche B 1st Lien 6.552% (LIBOR03M + 4.25%) 3/13/25 ●	785,000	795,794
ON Semiconductor Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 3/31/23 ●	2,551,060	2,569,874
Panda Hummel Tranche B1 1st Lien 7.901% (LIBOR03M + 6.00%) 10/27/22 ●	2,105,000	2,031,325
Panda Stonewall Tranche B1 1st Lien 7.802% (LIBOR03M + 5.50%) 11/13/21 =●	2,251,685	2,206,651
Patriot Container 1st Lien 5.397% (LIBOR03M + 3.50%) 3/20/25 ●	792,000	797,940

	Principal amount°	Value (US $)
Loan Agreements (continued)
Patriot Container 2nd Lien 9.647% (LIBOR03M + 7.75%) 3/20/26 ●	790,000	$776,175
Penn National Gaming Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 1/19/24 ●	3,468,650	3,495,747
PharMerica Tranche B 1st Lien 5.395% (LIBOR03M + 3.50%) 12/6/24 ●	2,550,000	2,567,531
PharMerica Tranche B 2nd Lien 9.645% (LIBOR03M + 7.75%) 12/7/25 ●	1,320,000	1,326,600
Phoenix Services Merger Sub Tranche B 1st Lien 5.659% (LIBOR03M + 3.75%) 3/1/25 ●	1,570,000	1,591,588
Pisces Midco Tranche B 1st Lien 6.089% (LIBOR03M + 3.75%) 4/12/25 ●	3,115,000	3,146,773
Plastipak Holdings Tranche B 1st Lien 7.50% (LIBOR03M + 2.75%) 10/14/24 ●	2,608,446	2,623,526
PQ Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 2/8/25 ●	5,386,189	5,425,438
Prestige Brands Tranche B4 1st Lien 4.222% (LIBOR03M + 2.00%) 1/26/24 ●	2,419,559	2,436,409
Radiate Holdco Tranche B 1st Lien 4.901% (LIBOR03M + 3.00%) 2/1/24 ●	4,138,200	4,109,320
Republic of Angola 8.032% (LIBOR06M + 6.25%) 12/16/23 =●	6,641,571	6,043,830
Ring Container Technologies Group 1st Lien 4.651% (LIBOR03M + 2.75%) 10/31/24 ●	2,149,613	2,159,017
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.552% (LIBOR03M + 4.25%) 6/1/23 ●	6,969,258	7,030,239
Sable International Finance Tranche B4 1st Lien 5.151% (LIBOR03M + 3.25%) 2/2/26 ●	950,000	957,941
SBA Senior Finance II Tranche B 1st Lien 4.337% (LIBOR03M + 2.00%) 4/11/25 ●	3,385,000	3,397,927
Scientific Games International Tranche B5 1st Lien 4.744% (LIBOR03M + 2.75%) 8/14/24 ●	7,409,575	7,465,658
Sigma US Tranche B 1st Lien 5.035% (LIBOR03M + 3.00%) 3/7/25 ●	4,330,000	4,335,413
Sinclair Television Group Tranche B 1st Lien 4.311% (LIBOR03M + 2.50%) 12/12/24 ●	2,130,000	2,142,203
Sinclair Television Group Tranche B2 1st Lien 4.16% (LIBOR03M + 2.25%) 1/3/24 ●	2,160,788	2,171,987
SMG US Midco 2 1st Lien 5.151% (LIBOR03M + 3.25%) 1/23/25 ●	1,055,000	1,065,990
SMG US Midco 2 2nd Lien 8.901% (LIBOR03M + 7.00%) 1/23/26 ●	1,055,000	1,077,419
Sprint Communications Tranche B 1st Lien 4.438% (LIBOR03M + 2.50%) 2/2/24 ●	5,437,768	5,458,160

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
SS&C European Holdings Tranche B4 1st Lien 4.401% (LIBOR03M + 2.50%) 4/16/25 ●	968,916	$976,452
SS&C Technologies Tranche B3 1st Lien 4.397% (LIBOR03M + 2.50%) 4/16/25 ●	5,073,765	5,113,228
StandardAero Aviation Holdings 1st Lien 5.65% (LIBOR03M + 3.75%) 7/7/22 ●	3,721,832	3,756,058
Staples 1st Lien 6.358% (LIBOR03M + 4.00%) 9/12/24 ●	1,285,778	1,274,814
Stars Group Holdings Tranche B 1st Lien 5.325% (LIBOR03M + 3.00%) 4/6/25 ●	6,246,644	6,284,904
Summit Materials Tranche B 1st Lien 4.151% (LIBOR03M + 2.25%) 11/10/24 ●	2,558,588	2,576,979
Summit Midstream Partners Holdings Tranche B 1st Lien 7.901% (LIBOR03M + 6.00%) 5/21/22 ●	3,902,035	3,950,810
Surgery Center Holdings 1st Lien 5.16% (LIBOR03M + 3.25%) 8/31/24 ●	3,983,666	3,997,111
Syneos Health Tranche B 1st Lien 4.151% (LIBOR03M + 2.25%) 8/1/24 ●	1,918,548	1,926,643
Team Health Holdings Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 2/6/24 ●	1,268,372	1,234,682
Telenet Financing USD Tranche AL 1st Lien 4.397% (LIBOR03M + 2.50%) 3/1/26 ●	2,535,000	2,549,964
TerraForm Power Operating Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 11/8/22 ●	2,603,475	2,623,001
Titan Acquisition Tranche B 1st Lien 5.056% (LIBOR03M + 3.00%) 3/28/25 ●	3,915,000	3,925,093
TMS International Tranche B2 1st Lien 4.651% (LIBOR03M + 2.75%) 8/14/24 ●	1,042,388	1,046,948
TransDigm Tranche F 1st Lien 5.052% (LIBOR03M + 2.75%) 6/9/23 ●	3,005,390	3,022,644
Tribune Media Tranche B 1st Lien 4.901% (LIBOR03M + 3.00%) 12/27/20 ●	159,116	159,512
Tribune Media Tranche C 1st Lien 4.901% (LIBOR03M + 3.00%) 1/27/24 ●	1,983,178	1,988,136
Trident TPI Holdings 1st Lien 5.151% (LIBOR03M + 3.25%) 10/5/24 ●	1,995,000	2,008,716
Tronox Blocked Borrower Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 9/22/24 ●	376,962	381,304
Tronox Finance Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 9/22/24 ●	869,913	879,932
Unitymedia Finance Tranche D 1st Lien 4.147% (LIBOR03M + 2.25%) 1/15/26 ●	1,025,000	1,025,747
Univision Communications Tranche C5 1st Lien 4.651% (LIBOR03M + 2.75%) 3/15/24 ●	2,812,693	2,778,316
UPC Financing Partnership Tranche AR 1st Lien 4.397% (LIBOR03M + 2.50%) 1/15/26 ●	1,000,000	1,003,125

	Principal amount°	Value (US $)
Loan Agreements (continued)
USI Tranche B 1st Lien
5.302% (LIBOR03M + 3.00%) 5/16/24 ●	5,537,175	$5,567,330
5.337% (LIBOR03M + 3.00%) 5/16/24 ●	531,000	532,991
USIC Holdings 1st Lien 5.802% (LIBOR03M + 3.50%) 12/9/23 ●	3,703,125	3,726,270
USS Ultimate Holdings 2nd Lien 9.651% (LIBOR03M + 7.75%) 8/25/25 ●	555,000	562,631
Utz Quality Foods 1st Lien 5.398% (LIBOR03M + 3.50%) 11/21/24 ●	1,605,975	1,624,543
Valeant Pharmaceuticals International Tranche BF4 1st Lien 5.394% (LIBOR03M + 3.50%) 4/1/22 ●	1,989,209	2,013,736
VC GB Holdings 2nd Lien 9.901% (LIBOR03M + 8.00%) 2/28/25 =●	1,000,333	1,011,587
Virgin Media Bristol Tranche K 1st Lien 4.397% (LIBOR03M + 2.50%) 1/15/26 ●	1,520,000	1,529,395
Vistra Energy Tranche C2 1st Lien 4.648% (LIBOR03M + 2.75%) 2/7/24 ●	2,994,987	3,018,642
Western Digital Tranche B3 1st Lien 3.90% (LIBOR03M + 2.00%) 4/29/23 ●	957,617	964,884
WideOpenWest Finance Tranche B 1st Lien 5.146% (LIBOR03M + 3.25%) 8/19/23 ●	4,576,040	4,468,503
Wink Holdco 2nd Lien 8.66% (LIBOR03M + 6.75%) 12/1/25 ●	1,169,000	1,171,923
WP CPP Holdings Tranche B 1st Lien 6.087% (LIBOR03M + 3.75%) 4/30/25 ●	1,575,000	1,589,438
Wyndham Hotels & Resorts Tranche B 1st Lien 3.928% (LIBOR03M + 1.75%) 3/29/25 ●	2,010,000	2,027,797
XPO Logistics Tranche B 1st Lien 3.92% (LIBOR03M + 2.00%) 2/24/25 ●	5,220,000	5,255,600
Zayo Group Tranche B2 1st Lien 4.151% (LIBOR03M + 2.25%) 1/19/24 ●	3,268,537	3,295,509
Zekelman Industries 1st Lien 4.999% (LIBOR03M + 2.75%) 6/14/21 ●	3,677,493	3,701,242

Total Loan Agreements (cost $416,751,776)		419,824,354

Municipal Bonds – 0.18%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	760,000	760,000
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	280,000	327,925
Oregon State Taxable Pension
(Build America Bonds) 5.892% 6/1/27	150,000	175,399
South Carolina Public Service Authority
Series D 4.77% 12/1/45	790,000	832,921

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	2,195,000	$3,287,934
Texas Water Development Board
Series A 5.00% 10/15/45	670,000	749,395
(State Water Implementation Revenue) 5.00% 10/15/46	1,745,000	1,981,517

Total Municipal Bonds (cost $8,286,921)		8,115,091

Non-Agency Asset-Backed Securities – 1.72%
American Express Credit Account Master Trust
Series 2017-2 A 2.347% (LIBOR01M + 0.45%) 9/16/24 ●	205,000	206,513
Series 2017-5 A 2.277% (LIBOR01M + 0.38%) 2/18/25 ●	1,990,000	2,000,126
Series 2018-3 A 2.217% (LIBOR01M + 0.32%) 10/15/25 ●	2,720,000	2,724,306
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A 2.46% 7/20/20 #	6,297,000	6,268,936
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.227% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	980,000	983,201
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.518% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	1,465,000	1,483,211
Series 2017-A6 A6 2.667% (LIBOR01M + 0.77%) 5/14/29 ●	1,750,000	1,768,510
Series 2017-A7 A7 2.265% (LIBOR01M + 0.37%) 8/8/24 ●	3,530,000	3,539,870
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	345,002	343,643
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	2,957	2,789
Discover Card Execution Note Trust
Series 2017-A5 A5 2.497% (LIBOR01M + 0.60%) 12/15/26 ●	6,080,000	6,118,153
Series 2017-A7 A7 2.257% (LIBOR01M + 0.36%) 4/15/25 ●	2,730,000	2,737,018
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	5,696,474
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A2 2.317% (LIBOR01M + 0.42%) 5/15/22 ●	1,350,000	1,354,098
Golden Credit Card Trust
Series 2014-2A A 144A 2.347% (LIBOR01M + 0.45%) 3/15/21 #●	2,715,000	2,720,863

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,551,600	$7,324,523
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	4,425,000	4,408,470
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 2.477% (LIBOR01M + 0.58%) 5/15/20 #●	4,000,000	4,000,748
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 3.247% (LIBOR01M + 1.35%) 9/27/21 #●	2,490,000	2,499,314
Nissan Auto Lease Trust
Series 2016-B A3 1.50% 7/15/19	4,500,000	4,485,451
PFS Financing
Series 2018-A A 144A 2.177% (LIBOR01M + 0.40%) 2/15/22 #●	1,865,000	1,864,783
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 2.147% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ♦ ●	3,557,474	3,525,222
Towd Point Mortgage Trust
Series 2018-1 A1 144A 3.00% 1/25/58 #●	1,254,869	1,240,498
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.747% (LIBOR01M + 0.85%) 12/15/20 #●	3,200,000	3,214,058
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,190,000	3,153,052
Series 2018-1A A1B 144A 2.01% (LIBOR01M + 0.26%) 9/20/22 #●	100,000	99,930
Wendys Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	2,074,800	2,020,959

Total Non-Agency Asset-Backed Securities (cost $75,993,625)		75,784,719

Non-Agency Collateralized Mortgage Obligations – 2.12%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.82% 1/25/45 #●	2,392,676	2,356,474
Series 2015-1 B2 144A 3.82% 1/25/45 #●	1,352,907	1,327,287
Banc of America Mortgage Trust
Series 2004-K 2A1 3.585% 12/25/34 ●	631,405	629,034
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	68,360	65,878
Series 2005-6 7A1 5.50% 7/25/20	187,036	177,208
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 4.116% 7/20/34 ♦ ●	62,159	57,673
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.386% 11/25/36 ●	5,800,000	5,989,217

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	1,571,231	$1,569,368
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ♦	560,911	572,966
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	2,626,592	2,594,170
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	2,168,486	2,164,428
GSR Mortgage Loan Trust
Series 2004-9 4A1 3.465% 8/25/34 ●	333,516	327,561
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.534% 11/25/35 ●	205,695	198,428
Series 2006-S1 1A1 6.00% 4/25/36	2,196,555	2,330,010
Series 2007-A1 7A4 3.727% 7/25/35 ●	41,641	37,556
Series 2014-2 B1 144A 3.42% 6/25/29 #●	1,746,599	1,718,171
Series 2014-2 B2 144A 3.42% 6/25/29 #●	650,749	636,053
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,472,137
Series 2015-1 B1 144A 2.722% 12/25/44 #●	3,317,287	3,304,728
Series 2015-1 B2 144A 2.722% 12/25/44 #●	2,781,455	2,763,192
Series 2015-4 B1 144A 3.623% 6/25/45 #●	2,523,943	2,449,507
Series 2015-4 B2 144A 3.623% 6/25/45 #●	1,811,917	1,723,362
Series 2015-5 B2 144A 2.89% 5/25/45 #●	2,840,335	2,793,948
Series 2015-6 B1 144A 3.615% 10/25/45 #●	1,757,512	1,722,631
Series 2015-6 B2 144A 3.615% 10/25/45 #●	1,701,570	1,655,044
Series 2016-4 B1 144A 3.901% 10/25/46 #●	1,122,752	1,107,481
Series 2016-4 B2 144A 3.901% 10/25/46 #●	1,922,748	1,885,371
Series 2017-1 B2 144A 3.553% 1/25/47 #●	3,334,729	3,186,691
Series 2017-2 A3 144A 3.50% 5/25/47 #●	1,517,089	1,487,222
Series 2017-6 B1 144A 3.856% 12/25/48 #●	2,019,122	1,968,334
Series 2018-3 A5 144A 3.50% 9/25/48 #●	4,431,401	4,382,239
Series 2018-4 A15 144A 3.50% 10/25/48 #=●	1,920,000	1,910,514
MASTR ARM Trust
Series 2004-10 2A2 3.694% 10/25/34 ●	36,907	34,593
Sequoia Mortgage Trust
Series 2013-4 B2 3.488% 4/25/43 ●	1,461,051	1,417,919
Series 2013-12 B3 144A 4.194% 12/25/43 #●	3,991,372	3,968,225
Series 2014-2 A4 144A 3.50% 7/25/44 #●	1,607,624	1,589,036
Series 2015-1 B2 144A 3.876% 1/25/45 #●	1,966,059	1,961,335
Series 2017-4 A1 144A 3.50% 7/25/47 #●	1,622,455	1,590,514
Series 2018-5 A4 144A 3.50% 5/25/48 #=●	2,665,000	2,635,445
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	274,536	276,213
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 3.376% 9/25/37 ●	1,101,582	1,110,501

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	2,366,129	$2,343,705
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	2,595,298	2,558,043
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	1,599,913	1,580,763
Series 2016-2 A1 144A 3.00% 8/25/55 #●	1,529,738	1,511,689
Series 2016-3 A1 144A 2.25% 4/25/56 #●	2,027,866	1,987,953
Series 2017-1 A1 144A 2.75% 10/25/56 #●	1,539,730	1,516,278
Series 2017-2 A1 144A 2.75% 4/25/57 #●	834,387	822,151
Series 2017-4 M1 144A 3.25% 6/25/57 #●	2,705,000	2,552,071
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ♦	117,911	26,355
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	1,990,795	2,055,178
Series 2006-2 3A1 5.75% 3/25/36	787,305	767,710
Series 2006-3 A11 5.50% 3/25/36	1,061,313	1,084,246
Series 2006-20 A1 5.50% 12/25/21	200,690	202,456
Series 2006-AR5 2A1 4.185% 4/25/36 ●	920,565	873,185
Series 2007-AR10 2A1 3.745% 1/25/38 ●	1,479,116	1,439,504

Total Non-Agency Collateralized Mortgage Obligations (cost $92,715,806)		93,468,951

Non-Agency Commercial Mortgage-Backed Securities – 5.68%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	29,622
Series 2017-BNK3 C 4.352% 2/15/50 ●	1,520,000	1,502,110
BANK
Series 2017-BNK4 XA 1.612% 5/15/50 ●	19,049,386	1,738,996
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,346,436
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,775,000	2,735,105
Series 2017-BNK7 A5 3.435% 9/15/60	3,180,000	3,118,500
Series 2017-BNK8 A4 3.488% 11/15/50	2,260,000	2,212,629
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	2,950,000	2,934,022
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	3,680,000	3,701,005
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,282,237
Series 2016-CD2 A4 3.526% 11/10/49 ●	3,000,000	2,963,057
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	1,883,602
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.946% 12/15/47 #●	1,745,000	1,855,034
Series 2016-C7 A3 3.839% 12/10/54	4,835,000	4,867,605

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	$3,562,508
Series 2016-P3 A4 3.329% 4/15/49	6,330,000	6,187,245
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	2,653,260
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,220,000	4,135,055
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,563,926
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	2,934,432
Series 2014-CR20 AM 144A 3.938% 11/10/47 #	10,355,000	10,441,247
Series 2015-3BP A 144A 3.178% 2/10/35 #	10,890,000	10,603,591
Series 2015-CR23 A4 3.497% 5/10/48	5,510,000	5,459,036
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ♦	3,290,000	3,306,485
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	8,835,000	8,608,297
Series 2016-C3 A5 2.89% 9/10/49	4,500,000	4,242,746
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.884% 11/10/46 #●	5,960,000	6,235,341
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	7,820,000	7,856,434
Series 2014-GRCE B 144A 3.52% 6/10/28 #	3,000,000	2,981,057
GS Mortgage Securities II
Series 2018-GS9 C 4.51% 3/10/51 ●	700,000	700,137
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	4,890,638
Series 2014-GC24 A5 3.931% 9/10/47	20,000	20,424
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,121,609
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	6,812,731
Series 2017-GS5 XA 0.969% 3/10/50 ●	57,681,883	3,450,611
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,304,145
Series 2018-GS9 A4 3.992% 3/10/51	2,375,000	2,423,759
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	4,980,000	5,036,791
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	7,592,601
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	9,280,000	8,933,298
Series 2017-C7 A5 3.409% 10/15/50	6,140,000	5,980,952
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.717% 8/12/37 ●	1,775,000	1,790,865
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,235,215
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	3,811,706
Series 2016-JP3 B 3.397% 8/15/49 ●	1,545,000	1,467,631
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,191,882

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-WIKI B 144A 3.201% 10/5/31 #		3,260,000	$3,198,271
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		4,754,830	3,613,671
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47		3,256,000	3,295,362
Series 2015-C26 A5 3.531% 10/15/48		3,925,000	3,887,229
Series 2016-C29 A4 3.325% 5/15/49		2,500,000	2,434,555
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		5,379,000	5,106,456
Series 2006-T21 B 144A 5.218% 10/12/52 #●		2,000,000	1,996,160
Series 2016-BNK2 B 3.485% 11/15/49		1,500,000	1,444,380
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45		3,827,281	3,835,033
Series 2018-C9 A4 4.117% 3/15/51 ●		4,100,000	4,194,005
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45		205,000	205,818
Series 2014-LC18 A5 3.405% 12/15/47		2,415,029	2,382,662
Series 2015-C30 XA 1.098% 9/15/58 ●		29,589,139	1,562,570
Series 2015-NXS3 A4 3.617% 9/15/57		2,270,000	2,260,655
Series 2016-BNK1 A3 2.652% 8/15/49		5,790,000	5,360,069
Series 2016-BNK1 B 2.967% 8/15/49		380,000	351,257
Series 2017-C38 A5 3.453% 7/15/50		4,140,000	4,042,683
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		8,414,577	8,249,929

Total Non-Agency Commercial Mortgage-Backed Securities (cost $263,467,177)			250,126,380

Regional Bonds – 0.56%Δ
Argentina – 0.11%
Provincia de Cordoba
144A 7.125% 8/1/27 #		3,165,000	3,069,227
144A 7.45% 9/1/24 #		1,810,000	1,879,685

			4,948,912

Australia – 0.14%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	1,912,836
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,058,817
144A 3.25% 7/21/28 #	AUD	2,933,000	2,205,314

			6,176,967

Canada – 0.31%
Province of Ontario Canada
2.60% 6/2/27	CAD	1,092,000	828,260
3.45% 6/2/45	CAD	2,594,000	2,117,728

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Regional BondsΔ (continued)
Canada (continued)
Province of Quebec Canada
2.75% 4/12/27	CAD	8,840,000	$8,441,276
6.00% 10/1/29	CAD	1,985,000	1,991,400

			13,378,664

Total Regional Bonds (cost $25,765,886)			24,504,543

Sovereign Bonds – 5.61%Δ
Argentina – 0.63%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	98,941,000	4,503,347
21.20% 9/19/18	ARS	145,255,000	7,062,728
Argentine Republic Government International Bond
2.26% 12/31/38 ~	EUR	10,403,000	8,643,112
5.625% 1/26/22		4,380,000	4,428,180
6.875% 1/11/48		3,730,000	3,321,099

			27,958,466

Azerbaijan – 0.06%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		2,985,000	2,460,183

			2,460,183

Bermuda – 0.07%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		3,200,000	3,136,000

			3,136,000

Brazil – 0.64%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/23	BRL	16,576,000	4,923,557
10.00% 1/1/25	BRL	71,162,000	20,923,570
10.00% 1/1/27	BRL	7,579,000	2,210,833

			28,057,960

Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,008,353

			1,008,353

Chile – 0.22%
Bonos de la Tesoreria de la Republica en pesos 4.50% 3/1/21	CLP	5,690,000,000	9,594,500

			9,594,500

Colombia – 0.59%
Colombian TES 7.00% 6/30/32	COP	71,053,000,000	25,815,620

			25,815,620

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Costa Rica – 0.05%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #		2,540,000	$2,439,670

			2,439,670

Ecuador – 0.10%
Ecuador Government International Bond 144A 8.875% 10/23/27 #		4,800,000	4,542,000

			4,542,000

Egypt – 0.11%
Egypt Government International Bond
144A 5.577% 2/21/23 #		2,285,000	2,297,396
144A 7.903% 2/21/48 #		2,600,000	2,642,357

			4,939,753

Indonesia – 0.03%
Indonesia Government International Bond 144A 5.125% 1/15/45 #		1,200,000	1,218,485

			1,218,485

Ivory Coast – 0.11%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		5,150,000	4,885,033

			4,885,033

Jordan – 0.09%
Jordan Government International Bond 144A 5.75% 1/31/27 #		3,980,000	3,790,047

			3,790,047

Mexico – 0.68%
Mexican Bonos
5.75% 3/5/26	MXN	183,586,800	8,845,656
6.50% 6/9/22	MXN	281,030,000	14,570,935
10.00% 12/5/24	MXN	67,412,000	4,104,580
Mexico Government International Bond
4.15% 3/28/27		1,615,000	1,594,005
4.35% 1/15/47		1,155,000	1,023,907

			30,139,083

Mongolia – 0.09%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		4,045,000	3,933,479

			3,933,479

Nigeria – 0.11%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		4,600,000	4,966,022

			4,966,022

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Peru – 0.35%
Peruvian Government International Bond
144A 6.85% 2/12/42 #	PEN	21,848,000	$7,389,057
144A 8.20% 8/12/26 #	PEN	21,786,000	8,149,397

			15,538,454

Poland – 0.08%
Republic of Poland Government Bond
2.50% 1/25/23	PLN	2,712,000	777,937
3.25% 7/25/25	PLN	9,401,000	2,749,575

			3,527,512

Qatar – 0.09%
Qatar Government International Bond 144A 3.875% 4/23/23 #		3,790,000	3,780,173

			3,780,173

Republic of Korea – 0.34%
Export-Import Bank of Korea
144A 3.00% 5/22/18 #	NOK	1,400,000	174,643
4.00% 6/7/27	AUD	1,660,000	1,243,801
144A 7.25% 12/7/24 #	IDR	66,600,000,000	4,784,621
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	9,204,123,426	8,690,604

			14,893,669

Senegal – 0.10%
Senegal Government International Bond 144A 6.75% 3/13/48 #		4,585,000	4,338,556

			4,338,556

South Africa – 0.31%
Republic of South Africa Government Bond 8.75% 1/31/44	ZAR	174,402,000	13,563,802

			13,563,802

Sri Lanka – 0.12%
Sri Lanka Government International Bond
144A 5.75% 1/18/22 #		2,485,000	2,509,629
144A 5.75% 4/18/23 #		2,710,000	2,696,249

			5,205,878

Turkey – 0.41%
Turkey Government Bond
10.50% 8/11/27	TRY	18,524,000	4,150,355
11.10% 5/15/19	TRY	45,364,000	10,880,615
Turkey Government International Bond 3.25% 3/23/23 *		3,200,000	2,958,144

			17,989,114

Ukraine – 0.16%
Ukraine Government International Bond 144A 7.375% 9/25/32 #		2,970,000	2,748,171

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Ukraine (continued)
Ukraine Government International Bond 144A 7.75% 9/1/26 #		4,500,000	$4,450,005

			7,198,176

United Kingdom – 0.05%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	2,168,479

			2,168,479

Total Sovereign Bonds (cost $257,169,142)			247,088,467

Supranational Banks – 1.78%
Asian Development Bank 3.50% 5/30/24	NZD	1,775,000	1,263,614
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		4,640,000	4,568,080
European Bank for Reconstruction & Development 6.00% 5/4/20	INR	389,000,000	5,769,038
European Investment Bank 1.00% 9/21/26	GBP	649,000	850,305
Inter-American Development Bank
5.50% 8/23/21	INR	656,000,000	9,491,152
6.25% 6/15/21	IDR	171,050,000,000	12,230,385
7.875% 3/14/23	IDR	157,170,000,000	12,032,777
International Bank for Reconstruction & Development
1.966% (LIBOR01M + 0.07%) 4/17/19 ●		1,269,000	1,269,727
2.50% 11/25/24		2,469,000	2,390,266
3.00% 2/2/23	NZD	5,266,000	3,697,240
3.375% 1/25/22	NZD	1,980,000	1,419,136
4.625% 10/6/21	NZD	2,649,000	1,976,071
4.75% 1/15/21	COP	14,500,000,000	5,176,000
International Finance
3.625% 5/20/20	NZD	1,035,000	745,245
3.75% 8/9/27	NZD	1,795,000	1,263,264
6.30% 11/25/24	INR	465,280,000	6,873,581
7.00% 7/20/27	MXN	145,950,000	7,391,440

Total Supranational Banks (cost $81,407,182)			78,407,321

US Treasury Obligations – 1.94%
US Treasury Bond
3.00% 2/15/48		1,705,000	1,667,170
US Treasury Inflation
Indexed Bond
0.125% 4/15/22 ¥		68,043,742	66,645,722
US Treasury Notes
2.50% 3/31/23		7,455,000	7,355,406

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
2.75% 2/15/28	9,955,000	$9,787,982

Total US Treasury Obligations (cost $86,040,521)		85,456,280

	Number of shares
Common Stock – 0.00%
Century Communications =†	7,875,000	0

Total Common Stock (cost $238,403)		0

Convertible Preferred Stock – 0.76%
A Schulman 1.92% exercise price $52.33 y	4,679	4,805,309
AMG Capital Trust II 5.15% exercise price $200.00, maturity date 10/15/37	52,740	3,181,767
Assurant 2.48% exercise price $106.91, maturity date 3/15/21	4,227	446,202
Bank of America 7.25% exercise price $50.00 y	1,984	2,525,632
Becton Dickinson and Co. 1.32% exercise price $211.80, maturity date 5/1/20	82,251	4,963,848
Crown Castle International 6.875% exercise price $115.20, maturity date 8/1/20	1,390	1,425,712
DTE Energy 3.28% exercise price $116.31, maturity date 10/1/19	45,354	2,380,631
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	58,382	2,787,741
Kinder Morgan 3.57% exercise price $32.38, maturity date 10/26/18 *	110,462	3,435,368
NextEra Energy
2.49% exercise price $159.03, maturity date 9/1/19	27,900	1,612,620
6.371% exercise price $113.33, maturity date 9/1/18	15,286	1,121,228
South Jersey Industries 3.53% exercise price $35.40, maturity date 4/15/21	8,534	443,768
Wells Fargo & Co. 7.50% exercise price $156.71 y	1,605	2,055,379
Welltower 6.19% exercise price $57.42 y	44,875	2,512,103

Total Convertible Preferred Stock (cost $33,689,336)		33,697,308

	Number of shares	Value (US $)
Preferred Stock – 0.48%
Bank of America 6.50% µy	5,975,000	$6,340,969
General Electric 5.11% µy	4,412,000	4,373,395
Integrys Holdings 6.00% 8/1/73 µ	205,350	5,313,431
Morgan Stanley 1.95% µy	1,050,000	1,077,563
USB Realty 144A 3.495% (LIBOR03M + 1.147%) #y●	4,485,000	4,058,925

Total Preferred Stock (cost $20,738,885)		21,164,283

	Number of contracts
Options Purchased – 0.01%
Currency Call Options – 0.01%
USD vs CLP strike price CLP 630, expiration date 8/31/18, notional amount CLP 5,557,010,192 (CITI)	27,735,280	273,732
USD vs CNH strike price CNH 6.45, expiration date 8/31/18, notional amount CNH 60,226,794 (BNP)	27,500,000	167,165

Total Options Purchased (cost $360,158)		440,897

	Principal amount°
Short-Term Investments – 3.11%
Discount Notes – 0.95%≠
Federal Home Loan Bank
0.00% 5/1/18	26,046,693	26,046,693
1.58% 5/4/18	5,692,302	5,691,499
1.62% 5/2/18	10,121,340	10,120,865

		41,859,057

Repurchase Agreements – 2.16%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $13,023,955 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $13,283,841)	13,023,362	13,023,362
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $39,071,790 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $39,851,499)	39,070,086	39,070,086

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $42,814,844 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $43,669,136)	42,812,870	$42,812,870

		94,906,318

Total Short-Term Investments (cost $136,765,449)		136,765,375

Total Value of Securities Before Securities Lending Collateral – 100.39% (cost $4,471,704,118)		4,421,579,387

Security Lending Collateral – 2.13%**
Certificates of Deposit – 0.11%≠
Australia & New Zealand Banking Group 1.71% 5/1/18	1,993,000	1,993,000
Royal Bank of Canada (Toranto) 1.71% 5/1/18	2,694,000	2,694,000

		4,687,000

Discounted Commercial Paper – 0.27%≠
BASF SE
1.87% 5/17/18 ≥	951,000	950,184
1.88% 5/14/18 ≥	485,000	484,660
1.88% 5/21/18 ≥	548,000	547,415
1.94% 6/4/18 ≥	477,000	476,131
Exxon Mobile
1.76% 5/14/18	1,067,000	1,066,266
1.84% 5/29/18	969,000	967,597
IBM 1.95% 6/27/18 ≥	573,000	571,232
Novartis Finance
1.84% 5/22/18 ≥	375,000	374,584
1.92% 5/30/18 ≥	762,000	760,832
1.93% 5/29/18 ≥	847,000	845,746
Roche Holdings
1.86% 6/15/18 ≥	942,000	939,734
1.87% 6/1/18 ≥	848,000	846,609
Total Capital (Canada) 2.17% 7/24/18	930,000	925,415
Unilever Capital 1.83% 5/25/18	1,011,000	1,009,706
Wall-Mart Stores 1.80% 5/16/18 ≥	1,068,000	1,067,130

		11,833,241

	Principal amount°	Value (US $)
Security Lending Collateral** (continued)
Repurchase Agreements – 1.25%
Bank of Montreal
1.70%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $18,288,069 (collateralized by US government obligations 0.000%–2.375% 5/31/18–9/9/49; market value $18,652,975)	18,287,205	$18,287,205
Bank of Nova Scotia
1.71%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $18,288,074 (collateralized by US government obligations 0.000%–2.750% 5/15/18–9/9/49; market value $18,653,873)	18,287,205	18,287,205
JPMorgan Securities
1.71%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $5,152,846 (collateralized by US government obligations 1.250% 7/15/20; market value $5,255,835)	5,152,601	5,152,601
Merrill Lynch, Pierce, Fenner & Smith
1.69%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $13,287,829 (collateralized by US government obligations 1.500%–1.875% 12/31/18–5/31/22; market value $13,552,982)	13,287,205	13,287,205

		55,014,216

Short-Term Floating Rate Notes – 0.50%
American Honda Finance 2.27% (LIBOR03M + 0.07%) 9/20/18 ●	900,000	899,926
Australia & New Zealand Banking Group
2.05% (LIBOR01M + 0.16%) 9/7/18 ≥●	1,021,000	1,020,527
2.05% (LIBOR01M + 0.17%) 9/5/18 ≥●	1,238,000	1,237,488
Bank of Montreal (Chicago)
2.10% (LIBOR01M + 0.20%) 11/9/18 ●	912,000	911,250
2.28% (LIBOR03M + 0.40%) 6/18/18 ●	1,125,000	1,125,398
Bank of Nova Scotia (Houston)
1.87% (LIBOR03M + 0.08%) 5/4/18 ●	800,000	800,010
2.07% (LIBOR03M + 0.18%) 2/21/19 ●	700,000	701,156
2.09% (LIBOR01M + 0.20%) 7/6/18 ●	431,000	431,091
2.19% (LIBOR03M + 0.21%) 2/28/19 ●	269,000	269,065
2.25% (LIBOR03M + 0.20%) 3/6/19 ●	342,000	341,335
Canadian Imperial Bank (New York)
2.07% (LIBOR01M + 0.17%) 7/11/18 ●	909,000	909,113
2.57% (LIBOR03M + 0.22%) 1/28/19 ●	798,000	798,412
Commonwealth Bank of Australia
2.06% (LIBOR01M + 0.17%) 6/1/18 ≥●	800,000	800,159
2.09% (LIBOR01M + 0.19%) 9/13/18 ≥●	1,037,000	1,036,543
2.10% (LIBOR01M + 0.20%) 11/9/18 ≥●	369,000	368,766
2.32% (LIBOR03M + 0.20%) 3/18/19 ●	571,000	572,067

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Security Lending Collateral** (continued)
Short-Term Floating Rate Notes (continued)
National Australia Bank 144A 2.47% (LIBOR03M + 0.64%) 7/23/18 #●	900,000	$901,165
National Australia Bank (New York) 2.04% (LIBOR01M + 0.14%) 7/19/18 >●	553,000	552,998
Royal Bank of Canada (New York)
2.31% (LIBOR01M + 0.25%) 11/6/18 ●	579,000	578,653
2.53% (LIBOR03M + 0.17%) 4/18/19 ●	980,000	979,905
Toronto-Dominion Bank (New York)
1.87% (LIBOR03M + 0.08%) 5/3/18 ●	730,000	730,007
2.07% (LIBOR01M + 0.17%) 5/23/18 ●	561,000	561,090
2.10% (LIBOR01M + 0.20%) 8/10/18 ●	741,000	740,939
US Bank (Cincinnati) 2.04% 7/23/18 ●	816,000	815,966
Wells Fargo Bank
2.08% (LIBOR01M + 0.19%) 6/1/18 ●	600,000	600,130
2.11% (LIBOR01M + 0.21%) 11/13/18 ●	752,000	751,580
2.12% (LIBOR01M + 0.22%) 10/5/18 ●	369,000	368,834
2.30% (LIBOR01M + 0.40%) 10/15/18 ●	667,000	667,266
Westpac Banking (New York)
2.04% (LIBOR01M + 0.15%) 7/18/18 ●	329,000	329,013
2.06% (LIBOR01M + 0.16%) 8/10/18 ●	530,000	529,911
2.07% (LIBOR01M + 0.17%) 5/24/18 >●	739,000	739,078

		22,068,841

Total Securities Lending Collateral (cost $93,603,804)		93,603,298

Total Value of Securities – 102.52% (cost $4,565,307,922)		$4,515,182,685∎

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $1,293,134,508, which represents 29.36% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.

>	Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At April 30, 2018, the aggregate value of these securities was $13,619,816, which represented 0.31% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

∎	Includes $90,366,660 of securities loaned.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

Y	No contractual maturity date.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

†	Non-income producing security.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

f	Step coupon bond. Stated rate in effect at April 30, 2018 through maturity date.

¥	Fully or partially pledged as collateral for futures contracts.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2018.

Schedule of investments

Delaware Diversified Income Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	4,738,428	USD	(3,557,869)	5/18/18	$9,571	$—
BAML	CAD	8,750,265	USD	(6,845,167)	5/18/18	—	(27,524)
BAML	EUR	(3,308,127)	USD	4,088,088	5/18/18	87,811	—
BAML	JPY	(1,976,423,532)	USD	18,637,170	5/18/18	535,799	—
BAML	NZD	(70,039)	USD	165,533	5/18/18	116,256	—
BNP	AUD	(1,970,630)	USD	1,513,237	5/18/18	29,600	—
BNP	MXN	16,553,022	USD	(899,855)	5/18/18	—	(17,384)
BNP	NOK	(23,773,164)	USD	3,029,316	5/18/18	64,034	—
CITI	MXN	(15,884,423)	USD	850,311	5/18/18	3,485	—
DB	BRL	39,954,522	USD	(11,965,104)	5/18/18	—	(581,006)
DB	RUB	155,188,924	USD	(2,493,796)	5/18/18	—	(35,013)
HSBC	EUR	(5,478,581)	USD	6,767,361	5/18/18	142,515	—
HSBC	GBP	(9,164,169)	USD	12,861,021	5/18/18	233,940	—
JPMC	KRW	(9,424,747,250)	USD	8,870,350	5/18/18	68,041	—
JPMC	PLN	(9,818,851)	USD	2,877,108	5/18/18	79,070	—
TD	JPY	2,927,279,919	USD	(27,631,462)	5/18/18	—	(821,529)

Total Foreign Currency Exchange Contracts						$1,370,122	$(1,482,456)

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury 10
40	yr Notes	$4,785,000	$4,810,113	6/20/18	$—	$(25,113)	$5,000
	US Treasury 10
(605)	yr Notes	(72,373,125)	(72,418,682)	6/20/18	45,557	—	(75,625)
	US Treasury
1,484	Long Bond	213,464,125	215,577,445	6/21/18	—	(2,113,320)	881,125

Total Futures Contracts			$147,968,876		$45,557	$(2,138,433)	$810,500

Swap Contracts

CDS Contracts2

Counterparty/				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized	Unrealized
Payment Frequency	Amount[3]	Payments	Value	(Received)	Appreciation[5]	Depreciation[4]
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.29[5] 6/20/23-Quarterly	$10,445,000	1.00%	$201,773	$189,198	$12,575	$—

Over-The-Counter/Protection Sold/Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[6] 5/11/63-Monthly	24,970,000	3.00%	(3,118,666)	(2,943,634)	—	(175,032)

Total CDS Contracts			$(2,916,893)	$(2,754,436)	$12,575	$(175,032)

IRS Contracts[7]

					Variation
Reference Obligation/					Margin
Termination Date/		Fixed / Floating			Due from
Payment Frequency	Notional	Interest Rate		Unrealized	(Due to)
(Fixed Rate / Floating Rate)	Amount[3]	Paid (Received)	Value	Appreciation[4]	Brokers
Centrally Cleared:
30 yr IRS 12/21/46-(Semiannually/Quarterly)	$9,220,000	2.767%/2.362%	$499,360	$499,360	$(42,646)
30 yr IRS 1/27/47-(Semiannually/Quarterly)	2,290,000	2.661%/2.362%	152,469	152,469	(11,473)
30 yr IRS 1/30/47-(Semiannually/Quarterly)	3,655,000	2.687%/2.362%	224,610	224,610	(18,373)

Total IRS Contracts			$876,439	$876,439	$(72,492)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued

Schedule of investments

Delaware Diversified Income Fund

daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(116,979).

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality rating of CCC and above.

6Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

7An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

8Rate resets based on LIBOR03M.

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BBSW3M – Bank Bill Swap 3 Months

BNP – BNP Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

CMBX.NA – Commercial Mortgaged-Backed Securities Index North America

CNH – Chinese Yuan

COP – Colombian Peso

DB – Deutsche Bank

Summary of abbreviations (continued):
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2018 (Unaudited)

Assets:
Investments, at value[1,2]	$4,421,579,387
Short-term investments held as collateral for loaned securities, at value[3]	93,603,298
Foreign currencies, at value[4]	29,407,040
Cash	1,640,818
Dividends and interest receivable	39,527,826
Receivable for securities sold	15,802,240
Receivable for fund shares sold	13,196,522
Cash collateral due from brokers on derivatives	6,184,519
Unrealized appreciation on foreign currency exchange contracts	1,370,122
Variation margin due from broker on futures contracts	810,500
Upfront payments paid on credit default swap contracts	189,198
Securities lending income receivable	65,335
Swap payments receivable	42,960
Unrealized appreciation on credit default swap contracts	12,575
Other assets[5]	4,787,750

Total assets	$4,628,220,090

Liabilities:
Payable for securities purchased	96,559,244
Obligation to return securities lending collateral	93,500,552
Contingent liabilities[5]	15,959,167
Distribution payable	4,016,920
Payable for fund shares redeemed	4,016,282
Upfront payments received on credit default swap contracts	2,943,634
Cash collateral due to brokers on derivatives	2,020,000
Unrealized depreciation on foreign currency exchange contracts	1,482,456
Other accrued expenses	1,175,929
Investment management fees payable to affiliates	1,002,017
Distribution fees payable to affiliates	637,746
Unrealized depreciation on credit default swap contracts	175,032
Swap payments payable	130,682
Variation margin due to brokers on centrally cleared interest rate swap contracts	72,492
Dividend disbursing and transfer agent fees and expenses payable to affiliates	70,607
Custodian fees payable	55,272
Audit and tax fees payable	26,291
Accounting and administration expenses payable to affiliates	14,055
Trustees’ fees and expenses payable to affiliates	11,383
Legal fees payable to affiliates	11,211
Reports and statements to shareholders expenses payable to affiliates	2,964
Other liabilities	149,080

Total Liabilities	224,033,016

Total Net Assets	$4,404,187,074

Net Assets Consist of:
Paid-in capital	$4,628,958,100
Distributions in excess of net investment income	(9,225,883)
Accumulated net realized loss	(163,327,949)
Net unrealized depreciation of investments	(50,205,976)
Net unrealized depreciation of foreign currencies	(483,750)
Net unrealized depreciation of foreign currency exchange contracts	(112,334)
Net unrealized depreciation of futures contracts	(2,092,876)
Net unrealized appreciation of options purchased	80,739
Net unrealized appreciation of swap contracts	597,003

Total Net Assets	$4,404,187,074

Net Asset Value
Class A:
Net assets	$790,765,452
Shares of beneficial interest outstanding, unlimited authorization, no par	93,325,856
Net asset value per share	$8.47
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.87
Class C:
Net assets	$537,879,130
Shares of beneficial interest outstanding, unlimited authorization, no par	63,487,999
Net asset value per share	$8.47
Class R:
Net assets	$54,580,866
Shares of beneficial interest outstanding, unlimited authorization, no par	6,444,942
Net asset value per share	$8.47
Institutional Class:
Net assets	$3,007,295,187
Shares of beneficial interest outstanding, unlimited authorization, no par	354,657,342
Net asset value per share	$8.48
Class R6:
Net assets	$13,666,439
Shares of beneficial interest outstanding, unlimited authorization, no par	1,611,940
Net asset value per share	$8.48

[1]Investments, at cost	$4,471,704,118
[2]Including securities on loan	90,366,660
[3]Short-term investments held as collateral for loaned securities, at cost	93,603,804
[4]Foreign currencies, at cost	29,738,129
[5]See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2018 (Unaudited)

Investment Income:
Interest	$88,449,195
Dividends	1,162,625
Securities lending income	363,080
Foreign tax withheld	(7,443)

89,967,457

Expenses:
Management fees	9,905,082
Distribution expenses – Class A	1,045,391
Distribution expenses – Class C	2,887,031
Distribution expenses – Class R	143,377
Dividend disbursing and transfer agent fees and expenses	2,571,837
Accounting and administration expenses	403,699
Reports and statements to shareholders expenses	204,832
Legal fees	146,011
Custodian fees	121,156
Trustees’ fees and expenses	103,760
Registration fees	85,775
Audit and tax fees	28,324
Other	127,815

17,774,090
Less expenses waived	(649,719)
Less expenses paid indirectly	(45,453)

Total operating expenses	17,078,918

Net Investment Income	72,888,539

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$ (16,612,296)
Foreign currencies	(4,520,412)
Foreign currency exchange contracts	(3,410,426)
Futures contracts	6,807,193
Options purchased	201,457
Swap contracts	(753,179)

Net realized loss	(18,287,663)

Net change in unrealized appreciation (depreciation) of:
Investments	(114,138,872)
Foreign currencies	(82,763)
Foreign currency exchange contracts	893,880
Futures contracts	1,173,974
Options purchased	135,977
Swap contracts	2,406,308

Net change in unrealized appreciation (depreciation)	(109,611,496)

Net Realized and Unrealized Loss	(127,899,159)

Net Decrease in Net Assets Resulting from Operations	$ (55,010,620)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$72,888,539	$147,786,914
Net realized loss	(18,287,663)	(11,473,348)
Net change in unrealized appreciation (depreciation)	(109,611,496)	(14,358,109)

Net increase (decrease) in net assets resulting from operations	(55,010,620)	121,955,457

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(14,917,991)	(35,719,780)
Class C	(8,135,584)	(20,671,479)
Class R	(950,578)	(2,184,123)
Institutional Class	(54,696,016)	(103,732,622)
Class R6	(257,410)	(129,659)

Return of capital:
Class A	—	(811,257)
Class C	—	(563,918)
Class R	—	(55,969)
Institutional Class	—	(2,560,569)
Class R6	—	(11,747)

	(78,957,579)	(166,441,123)

Capital Share Transactions:
Proceeds from shares sold:
Class A	72,816,878	143,375,898
Class C	13,665,394	24,968,862
Class R	5,146,065	14,221,329
Institutional Class	602,549,852	921,870,328
Class R6	1,797,403	13,462,002

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$14,300,100	$35,097,067
Class C	7,618,578	19,703,738
Class R	945,191	2,238,458
Institutional Class	49,810,576	98,334,237
Class R6	254,342	130,937

	768,904,379	1,273,402,856

Cost of shares redeemed:
Class A	(164,392,725)	(530,755,749)
Class C	(86,925,605)	(294,678,417)
Class R	(11,428,932)	(31,475,251)
Institutional Class	(375,476,125)	(852,537,719)
Class R6	(911,115)	(654,239)

	(639,134,502)	(1,710,101,375)

Increase (Decrease) in net assets derived from capital share transactions	129,769,877	(436,698,519)

Net Decrease in Net Assets	(4,198,322)	(481,184,185)

Net Assets:
Beginning of period	4,408,385,396	4,889,569,581

End of period	$4,404,187,074	$4,408,385,396

Distributions in excess of net investment income	$(9,225,883)	$(3,156,843)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Oct. 31, 2017, return of capital distributions of $811,257 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$8.74	$8.81	$8.74	$9.09	$8.96	$9.45

0.14	0.28	0.22	0.26	0.30	0.28
(0.26)	(0.03)	0.12	(0.27)	0.17	(0.35)

(0.12)	0.25	0.34	(0.01)	0.47	(0.07)

(0.15)	(0.32)	(0.26)	(0.29)	(0.34)	(0.25)
—	—	—	(0.03)	—	(0.09)
—	— [3]	(0.01)	(0.02)	—	(0.08)

(0.15)	(0.32)	(0.27)	(0.34)	(0.34)	(0.42)

$8.47	$8.74	$8.81	$8.74	$9.09	$8.96

(1.36% )	2.89%	3.96%	(0.11% )	5.25%	(0.66% )

$790,766	$893,311	$1,259,472	$1,658,922	$2,048,203	$3,244,801
0.85%	0.89%	0.89%	0.91%	0.90%	0.90%

0.88%	0.89%	0.89%	0.91%	0.90%	0.95%
3.30%	3.24%	2.54%	2.95%	3.34%	3.03%

3.27%	3.24%	2.54%	2.95%	3.34%	2.98%
52%	125%	240%	218%	189%	238%

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Oct. 31, 2017, return of capital distributions of $563,918 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$8.74	$8.81	$8.74	$9.09	$8.96	$9.45

0.11	0.22	0.16	0.20	0.23	0.21
(0.26)	(0.04)	0.11	(0.28)	0.18	(0.35)

(0.15)	0.18	0.27	(0.08)	0.41	(0.14)

(0.12)	(0.25)	(0.19)	(0.22)	(0.28)	(0.20)
—	—	—	(0.03)	—	(0.09)
—	— [3]	(0.01)	(0.02)	—	(0.06)

(0.12)	(0.25)	(0.20)	(0.27)	(0.28)	(0.35)

$8.47	$8.74	$8.81	$8.74	$9.09	$8.96

(1.72% )	2.13%	3.19%	(0.85% )	4.59%	(1.51% )

$537,879	$620,954	$879,706	$1,007,163	$1,177,575	$1,471,553
1.60%	1.64%	1.64%	1.66%	1.65%	1.65%

1.63%	1.64%	1.64%	1.66%	1.65%	1.65%
2.55%	2.49%	1.79%	2.20%	2.59%	2.28%

2.52%	2.49%	1.79%	2.20%	2.59%	2.28%
52%	125%	240%	218%	189%	238%

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $55,969 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $0.00 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$8.73	$8.81	$8.73	$9.09	$8.96	$9.45

0.13	0.26	0.20	0.24	0.28	0.26
(0.25)	(0.04)	0.13	(0.28)	0.17	(0.35)

(0.12)	0.22	0.33	(0.04)	0.45	(0.09)

(0.14)	(0.30)	(0.24)	(0.27)	(0.32)	(0.23)
—	—	—	(0.03)	—	(0.09)
—	— [3]	(0.01)	(0.02)	—	(0.08)

(0.14)	(0.30)	(0.25)	(0.32)	(0.32)	(0.40)

$8.47	$8.73	$8.81	$8.73	$9.09	$8.96

(1.37% )	2.52%	3.82%	(0.47% )	5.11%	(1.02% )

$54,581	$61,630	$77,484	$101,732	$116,840	$124,586
1.10%	1.14%	1.14%	1.16%	1.15%	1.15%

1.13%	1.14%	1.14%	1.16%	1.15%	1.24%
3.05%	2.99%	2.29%	2.70%	3.09%	2.78%

3.02%	2.99%	2.29%	2.70%	3.09%	2.69%
52%	125%	240%	218%	189%	238%

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $2,560,569 were made by the Fund’s Institutional Class, which calculated to a de minimis amount of $0.00 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$8.74	$8.82	$8.74	$9.10	$8.97	$9.46

0.15	0.30	0.24	0.29	0.33	0.30
(0.25)	(0.04)	0.13	(0.29)	0.17	(0.35)

(0.10)	0.26	0.37	—	0.50	(0.05)

(0.16)	(0.34)	(0.28)	(0.31)	(0.37)	(0.26)
—	—	—	(0.03)	—	(0.09)
—	— [3]	(0.01)	(0.02)	—	(0.09)

(0.16)	(0.34)	(0.29)	(0.36)	(0.37)	(0.44)

$8.48	$8.74	$8.82	$8.74	$9.10	$8.97

(1.12% )	3.03%	4.34%	0.03%	5.63%	(0.52% )

$3,007,295	$2,819,555	$2,672,906	$2,620,069	$2,394,335	$1,737,652
0.60%	0.64%	0.64%	0.66%	0.65%	0.65%

0.63%	0.64%	0.64%	0.66%	0.65%	0.65%
3.55%	3.49%	2.79%	3.20%	3.59%	3.28%

3.52%	3.49%	2.79%	3.20%	3.59%	3.28%
52%	125%	240%	218%	189%	238%

Financial highlights

Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended Oct. 31, 2017, return of capital distributions of $11,747 were made by the Fund’s Class R6 shares, which calculated to a de minimis amount of $0.00 per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”
[7]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/18[1] (Unaudited)	Year ended 10/31/17	5/2/16[2] to 10/31/16
$8.74	$8.81	$8.750

0.16	0.31	0.12
(0.25)	(0.04)	0.08

(0.09)	0.27	0.20

(0.17)	(0.34)	(0.13)
—	— [4]	(0.01)

(0.17)	(0.34)	(0.14)

$8.48	$8.74	$8.81

(1.08% )	3.14%	2.50%

$13,666	$12,935	$2
0.51%	0.55%	0.55%

0.54%	0.55%	0.55%
3.64%	3.57%	2.75%
3.61%	3.57%	2.75%
52%	125%	240% [7]

Notes to financial statements

Delaware Diversified Income Fund	April 30, 2018 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2018 and for all open tax years (years ended Oct. 31, 2015–Oct. 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2018, and matured on the next business day.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $44,161 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $1,292 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.55% on the first $500 million of the average daily net assets of the Fund; 0.50% on the next $500 million; 0.45% on the next 1.5 billion; and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.36% of the Fund’s Class R6 shares average daily net assets from April 1, 2018 through April 30, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended April 30, 2018, the Fund was charged $84,194 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended April 30, 2018, the Fund was charged $423,689 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2018, the Fund was charged $44,601 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees”.

For the six months ended April 30, 2018, DDLP earned $20,902 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2018, DDLP received gross CDSC commissions of $2 and $7,426 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2018 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2018, the Fund engaged in securities purchased of $5,188,685 and sales of $393,642, which resulted in net realized losses of $(11,900).

*The aggregate contractual waiver period covering this report is from April 1, 2018, through April 1, 2019.

3. Investments

For the six months ended April 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$1,836,504,553
Purchases of US government securities	524,104,862
Sales other than US government securities	1,741,416,096
Sales of US government securities	493,982,056

At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$4,587,730,291

Aggregate unrealized appreciation of investments and derivatives	$62,765,253
Aggregate unrealized depreciation of investments and derivatives	(136,804,087)

Net unrealized depreciation of investments and derivatives	$(74,038,834)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for the tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

At Oct. 31, 2017, capital loss carryforwards available to offset future realized capital gains were as follows:

Short-term	Loss carryforward character Long-term	Total
$35,030,895	$74,382,116	$109,413,011

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset-& Mortgage-Backed Securities[1]	$—	$1,268,331,589	$6,287,572	$1,274,619,161
Corporate Debt	—	2,091,496,307	—	2,091,496,307
Municipal Bonds	—	8,115,091	—	8,115,091
Foreign Debt	—	350,000,331	—	350,000,331
Loan Agreements[1]	—	410,562,286	9,262,068	419,824,354
US Treasury Obligation	—	85,456,280	—	85,456,280
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	22,478,723	11,218,585	—	33,697,308
Preferred Stock	—	21,164,283	—	21,164,283
Options Purchased	—	440,897	—	440,897
Short-Term Investments	—	136,765,375	—	136,765,375
Securities Lending Collateral	—	93,603,298	—	93,603,298

Total Value of Securities	$22,478,723	$4,477,154,322	$15,549,640	$4,515,182,685

Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	—	1,370,122	—	1,370,122
Futures Contracts	45,557	—	—	45,557
Swap Contracts	—	889,014	—	889,014
Liabilities:
Foreign Currency Exchange Contracts	—	(1,482,456)	—	(1,482,456)
Futures Contracts	(2,138,433)	—	—	(2,138,433)
Swap Contracts	—	(175,032)	—	(175,032)

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-& Mortgage-Backed Securities	—	99.51%	0.49%	100.00%
Loan Agreements	—	97.79%	2.21%	100.00%
Convertible Preferred Stock	66.71%	33.29%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/18	Year ended 10/31/17
Shares sold:
Class A	8,424,191	16,474,509
Class C	1,580,556	2,869,327
Class R	594,984	1,632,764
Institutional Class	69,824,873	106,070,006
Class R6	208,194	1,539,327

Shares issued upon reinvestment of dividends and distributions:
Class A	1,657,922	4,038,452
Class C	883,373	2,266,960
Class R	109,604	257,591
Institutional Class	5,771,440	11,291,356
Class R6	29,481	14,933

	89,084,618	146,455,225

Shares redeemed:
Class A	(18,999,418)	(61,225,045)
Class C	(10,055,388)	(33,918,115)
Class R	(1,317,142)	(3,632,184)
Institutional Class	(43,407,989)	(98,054,617)
Class R6	(105,297)	(74,930)

	(73,885,234)	(196,904,891)

Net increase (decrease)	15,199,384	(50,449,666)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.” For the six months ended April 30, 2018 and the year ended Oct. 31, 2017, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 4/30/18	115,913	101,357	3,786	213,549	$1,877,227
Year ended 10/31/17	6,462,318	710,034	44,559	7,133,891	62,150,647

Notes to financial statements

Delaware Diversified Income Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2017.

On Nov. 7, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of April 30, 2018, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2018, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2018, the Fund posted $3,129,302 in securities as margin for open futures contracts. Securities collateral are presented on the “Schedule of investments.”

During the six months ended April 30, 2018, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended April 30, 2018, the Fund entered into option contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2018, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rate or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2018, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments,” at April 30, 2018, the notional value of the protection sold was $24,970,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain occurrence of a credit event. At April 30, 2018, net unrealized depreciation of the protection sold was $(175,032).

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2018, the Fund entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At April 30, 2018, for bilateral derivative contracts, the Fund posted $4,870,000 in cash collateral for certain open derivatives, which is included in “Cash collateral due from brokers on derivatives” on the “Statement of assets and liabilities.” the Fund received $2,020,000 in cash collateral, which is included in as “Cash collateral due to brokers on derivatives” on the “Statement of assets and liabilities.” The Fund also posted $1,314,519 in cash collateral for centrally cleared derivatives, which is included in “Cash collateral due from brokers on derivatives” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2018 were as follows:

		Asset Derivatives Fair Value

		Interest
Statements of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total

Unrealized appreciation on foreign currency exchange contracts	$1,370,122	$—	$—	$1,370,122
Variation margin due from broker on futures contracts*	—	45,557	—	45,557
Variation margin due from broker on centrally cleared interest rate swap contracts**	—	—	876,439	876,439
Unrealized appreciation on credit default swap contracts	—	12,575	—	12,575
Options purchased, at value***	440,897	—	—	440,897

Total	$1,811,019	$58,132	$876,439	$2,745,590

Fair values of derivative instruments as of April 30, 2018 were as follows (continued):

		Liability Derivatives Fair Value

		Interest
Statements of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total

Unrealized depreciation on foreign currency exchange contracts	$(1,482,456)	$—	$—	$(1,482,456)
Variation margin due to broker on futures contracts*	—	(2,138,433)	—	(2,138,433)
Unrealized depreciation on credit default swap contracts	—	—	(175,032)	(175,032)

Total	$(1,482,456)	$(2,138,433)	$(175,032)	$(3,795,921)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”
**Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through April 30, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”
***Included in Investments, at value.

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2018 was as follows:

		Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Swap
	Contracts	Contracts	Purchased	Contracts	Total
Currency contracts	$3,410,426	$—	$(950,601)	$—	$2,459,825
Interest rate contracts	—	6,274,586	1,152,058	(95,147)	7,331,497
Equity contracts	—	532,607		—	532,607
Credit contracts	—	—	—	(658,032)	(658,032)

Total	$3,410,426	$6,807,193	$201,457	$(753,179)	$9,665,897

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2018 was as follows (continued):

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Swap
	Contracts	Contracts	Purchased	Contracts	Total
Currency contracts	$893,880		$135,977	$—	$1,029,857
Interest rate contracts	—	1,173,974		1,272,693	2,446,667
Credit contracts	—	—	—	1,133,615	1,133,615

Total	$893,880	$1,173,974	$135,977	$2,406,308	$4,610,139

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2018:

		Long Derivative		Short Derivative
		Volume		Volume
Foreign currency exchange contracts (average cost)	USD	106,671,121	USD	148,454,291
Futures contracts (average notional value)		160,923,997		392,946,428
Options contracts (average value)		337,108		—
CDS contracts (average notional value)*		19,985,319		23,028,008
Interest rate swap contracts (average notional value)**		—		15,165,000

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position

Bank of America Merrill Lynch	$749,437	$(27,524)	$721,913
BNP Paribas	93,634	(26,677)	66,957
Citigroup Global Markets	93,517	—	93,517
Deutsche Bank	—	(616,019)	(616,019)
Hong Kong Shanghai Bank	389,030	—	389,030
JPMorgan Chase Bank	147,111	—	147,111
Morgan Stanley Capital	—	(175,032)	(175,032)
Toronto Dominion Bank	—	(821,529)	(821,529)

Total	$1,472,729	$(1,666,781)	$(194,052)

		Fair Value of		Fair Value of	Cash
		Non-Cash	Cash Collateral	Non-Cash	Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$721,913	$—	$(721,913)	$—	$—	$—
BNP Paribas	66,957	—	—	—	—	66,957
Citigroup Global Markets	93,517	—	(93,517)	—	—	—
Deutsche Bank	(616,019)	—	—	—	616,019	—
Hong Kong Shanghai Bank	389,030	—	(389,030)	—	—	—
JPMorgan Chase Bank	147,111	—	(147,111)	—	—	—
Morgan Stanley Capital	(175,032)	—	—	—	175,032	—
Toronto Dominion Bank	(821,529)	—	—	—	821,529	—

Total	$(194,052)	$—	$(1,351,571)	$—	$1,612,580	$66,957

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a

Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of April 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$13,023,362	$(13,023,362)	$—	$(13,023,362)	$—
Bank of Montreal	39,070,086	(39,070,086)	—	(39,070,086)	—
BNP Paribas	42,812,870	(42,812,870)	—	(42,812,870)	—

Total	$94,906,318	$(94,906,318)	$—	$(94,906,318)	$—

Security Lending

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (See also Note 8).

As of April 30, 2018, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
The Bank of New York Mellon	$90,366,660	$(90,366,660)	$—	$(90,366,660)	$—

(a) The value of the related collateral exceeded the value of the net position, purchase agreements and securities lending transactions as of April 30, 2018.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

Notes to financial statements

Delaware Diversified Income Fund

8. Securities Lending (continued)

The following table reflects a breakdown of security lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

Securities Lending Collateral	Overnight and Continuous	Under 30 days	Between 30 & 90 days	Over 90 days	Total
Certificates of Deposit, Discounted Commercial Paper, Repurchased Agreements, and Short-Term Floating Rate Notes	$93,603,298	$—	$—	$—	$93,603,298

At April 30, 2018, the value of securities on loan was $90,366,660, for which the Fund received cash collateral of $93,603,298. At April 30, 2018, the value of invested collateral was $93,499,482. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section (4)(a)(2) of the

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and (4)(a)(2) securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third-party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $15,959,167 and an asset of $4,787,750 based on the expected recoveries to unsecured creditors as of April 30, 2018 that resulted in a decrease in the Fund’s NAV to reflect this likely recovery.

12. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Diversified Income Fund

Board consideration of sub-advisory agreements for Delaware Diversified Income Fund at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees of Delaware Group® Adviser Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware Diversified Income Fund (the “Fund”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of service. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Funds. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Funds, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Funds’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Funds. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Funds.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Funds. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Funds would retain final portfolio management discretion over the Funds.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Funds increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

US equity mutual fund

Delaware U.S. Growth Fund

April 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware U.S. Growth Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2017 to April 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

Delaware U.S. Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratio	Expenses Paid During Period 11/1/17 to 4/30/18*
Actual Fund return†
Class A	$1,000.00	$1,027.80	1.13%	$5.68
Class C	1,000.00	1,023.90	1.88%	9.43
Class R	1,000.00	1,026.50	1.38%	6.93
Institutional Class	1,000.00	1,029.00	0.88%	4.43
Class R6	1,000.00	1,029.90	0.65%	3.27
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.19	1.13%	$5.66
Class C	1,000.00	1,015.47	1.88%	9.39
Class R	1,000.00	1,017.95	1.38%	6.90
Institutional Class	1,000.00	1,020.43	0.88%	4.41
Class R6	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

and top 10 equity holdings

Delaware U.S. Growth Fund	As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	97.59%
Consumer Discretionary	13.82%
Financials	9.73%
Healthcare	15.75%
Industrials	4.14%
Real Estate	4.57%
Technology	49.58%
Short-Term Investments	2.63%
Total Value of Securities	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Technology sector consisted of commercial services, diversified financial services, Internet, semiconductors, software, and telecommunications. As of April 30, 2018 such amounts, as a percentage of total net assets, were 6.45%, 12.28%, 10.07%, 4.64%, 13.90%, and 2.24%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	7.00%
Visa Class A	6.53%
PayPal Holdings	6.45%
Mastercard Class A	5.75%
Alphabet Class A and Class C	5.54%
FedEx	4.14%
Charles Schwab	3.76%
Biogen	3.74%
Intercontinental Exchange	3.62%
Liberty Global Class A and Class C	3.59%

3

Schedule of investments

Delaware U.S. Growth Fund	April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.59%²
Consumer Discretionary – 13.82%
Dollar General	1,009,862	$ 97,481,979
Domino’s Pizza	265,063	64,073,679
Liberty Global Class A †	629,165	18,963,033
Liberty Global Class C †	2,975,449	86,585,566
Qurate Retail Group QVC Group Class A †	3,211,284	75,176,158
TripAdvisor†	1,703,929	63,761,023

		406,041,438

Financials – 9.73%
Charles Schwab	1,980,846	110,293,505
CME Group	438,707	69,175,320
Intercontinental Exchange	1,466,972	106,296,791

		285,765,616

Healthcare – 15.75%
Allergan	232,599	35,738,836
Biogen†	401,188	109,765,037
DENTSPLY SIRONA	1,346,684	67,792,073
Illumina†	248,118	59,779,070
IQVIA Holdings †	1,073,984	102,844,708
UnitedHealth Group	366,117	86,550,059

		462,469,783

Industrials – 4.14%
FedEx	492,212	121,674,806

		121,674,806

Real Estate – 4.57%
Crown Castle International	796,483	80,341,240
Equinix	128,074	53,892,258

		134,233,498

Technology – 49.58%
Alphabet Class A †	107,294	109,287,523
Alphabet Class C †	52,517	53,427,119
Applied Materials	1,711,062	84,988,450
Arista Networks †	248,231	65,669,511
ASML Holding	272,098	51,276,868
Autodesk†	198,746	25,022,121
eBay†	2,683,242	101,641,207
Electronic Arts †	676,710	79,838,246
Mastercard Class A	946,698	168,767,852
Microsoft	2,197,620	205,521,422
PayPal Holdings †	2,539,032	189,437,178
Symantec	1,130,032	31,403,589
Take-Two Interactive Software †	981,715	97,886,803

4

	Number of shares	Value (US $)
Common Stock² (continued)
Technology (continued)
Visa Class A	1,512,571	$191,915,009

		1,456,082,898

Total Common Stock (cost $2,258,954,962)		2,866,268,039

	Principal amount°
Short-Term Investments – 2.63%
Discount Notes – 0.88%≠
Federal Home Loan Bank
0.00% 5/1/18	14,066,155	14,066,155
1.58% 5/4/18	6,486,852	6,485,937
1.62% 5/2/18	5,387,644	5,387,391

		25,939,483

Repurchase Agreements – 1.75%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $7,033,342 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $7,173,689)	7,033,022	7,033,022
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $21,099,985 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $21,521,053)	21,099,065	21,099,065
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $23,121,351 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $23,582,695)	23,120,285	23,120,285

		51,252,372

Total Short-Term Investments (cost $77,191,926)		77,191,855

Total Value of Securities – 100.22% (cost $2,336,146,888)		$2,943,459,894

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware U.S. Growth Fund	April 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$2,943,459,894
Receivable for securities sold	24,224,565
Receivable for fund shares sold	3,496,372
Dividends and interest receivable	641,351
Foreign tax reclaims receivable	319,313

Total assets	2,972,141,495

Liabilities:
Cash due to custodian	4,777
Payable for securities purchased	29,532,317
Payable for fund shares redeemed	2,498,092
Other accrued expenses	1,709,356
Investment management fees payable to affiliates	1,383,793
Distribution fees payable to affiliates	82,257
Dividend disbursing and transfer agent fees and expenses payable to affiliates	47,562
Accounting and administration expenses payable to affiliates	9,575
Trustees’ fees and expenses payable to affiliates	7,747
Legal fees payable to affiliates	7,615
Reports and statements to shareholders expenses payable to affiliates	1,979

Total liabilities	35,285,070

Total Net Assets	$2,936,856,425

Net Assets Consist of:
Paid-in capital	$2,204,557,070
Accumulated net investment loss	(1,945,373)
Accumulated net realized gain on investments	126,931,722
Net unrealized appreciation of investments	607,313,006

Total Net Assets	$2,936,856,425

6

Net Asset Value
Class A:
Net assets	$129,417,150
Shares of beneficial interest outstanding, unlimited authorization, no par	5,410,401
Net asset value per share	$23.92
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$25.38

Class C:
Net assets	$57,460,945
Shares of beneficial interest outstanding, unlimited authorization, no par	2,785,670
Net asset value per share	$20.63

Class R:
Net assets	$16,084,751
Shares of beneficial interest outstanding, unlimited authorization, no par	702,491
Net asset value per share	$22.90

Institutional Class:
Net assets	$2,731,294,939
Shares of beneficial interest outstanding, unlimited authorization, no par	104,699,828
Net asset value per share	$26.09

Class R6:
Net assets	$2,598,640
Shares of beneficial interest outstanding, unlimited authorization, no par	99,481
Net asset value per share	$26.12

[1]Investments, at cost	$2,336,146,888

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware U.S. Growth Fund	Six months ended April 30, 2018 (Unaudited)

Investment Income:
Dividends	$12,545,307
Interest	213,992
Foreign tax withheld	(70,123)

12,689,176

Expenses:
Management fees	8,564,655
Distribution expenses – Class A	176,016
Distribution expenses – Class C	307,865
Distribution expenses – Class R	43,148
Dividend disbursing and transfer agent fees and expenses	3,988,064
Accounting and administration expenses	286,039
Reports and statements to shareholders expenses	135,435
Registration fees	112,775
Legal fees	88,411
Trustees’ fees and expenses	72,573
Custodian fees	24,107
Audit and tax fees	18,144
Other	36,695

13,853,927
Less expenses paid indirectly	(1,092)

Total operating expenses	13,852,835

Net Investment Loss	(1,163,659)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	153,558,458
Net change in unrealized appreciation (depreciation) of investments	(62,897,578)

Net Realized and Unrealized Gain	90,660,880

Net Increase in Net Assets Resulting from Operations	$89,497,221

See accompanying notes, which are an integral part of the financial statements.

8

This page intentionally left blank.

Statements of changes in net assets

Delaware U.S. Growth Fund

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,163,659)	$(2,764,752)
Net realized gain	153,558,458	318,717,295
Net change in unrealized appreciation (depreciation)	(62,897,578)	281,309,238

Net increase in net assets resulting from operations	89,497,221	597,261,781

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(778,570)	(4,320,824)
Class R6	(3,144)	(353)

Net realized gain:
Class A	(17,001,490)	(12,628,512)
Class C	(8,467,815)	(6,105,441)
Class R	(2,113,241)	(1,577,029)
Institutional Class	(308,021,581)	(165,799,057)
Class R6	(226,176)	(8,818)

	(336,612,017)	(190,440,034)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,844,900	20,520,887
Class C	2,290,947	4,237,808
Class R	1,778,395	3,429,606
Institutional Class	295,259,695	1,119,023,497
Class R6	774,509	17,005,462

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	16,748,733	12,332,480
Class C	8,314,280	5,938,501
Class R	2,111,675	1,576,018
Institutional Class	306,144,354	167,203,248
Class R6	229,320	9,171

	640,496,808	1,351,276,678

10

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(30,349,431)	$(103,806,821)
Class C	(10,562,777)	(34,239,932)
Class R	(3,361,000)	(11,503,839)
Institutional Class	(424,510,054)	(1,417,578,844)
Class R6	(286,325)	(17,103,573)

	(469,069,587)	(1,584,233,009)

Increase (decrease) in net assets derived from capital share transactions	171,427,221	(232,956,331)

Net Increase (Decrease) in Net Assets	(75,687,575)	173,865,416

Net Assets:
Beginning of period	3,012,544,000	2,838,678,584

End of period	$2,936,856,425	$3,012,544,000

Accumulated net investment loss	$(1,945,373)	$–

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$26.37	$22.99	$26.84	$25.66	$21.97	$17.31

(0.04)	(0.07)	(0.01)	0.07	0.06	(0.01)
0.76	5.10	(0.81)	1.87	3.63	4.67

0.72	5.03	(0.82)	1.94	3.69	4.66

—	—	(0.08)	(0.06)	—	—
(3.17)	(1.65)	(2.95)	(0.70)	—	—

(3.17)	(1.65)	(3.03)	(0.76)	—	—

$23.92	$26.37	$22.99	$26.84	$25.66	$21.97

2.78%	23.66%	(3.48% )	7.63%	16.80%	26.92%

$129,417	$148,867	$200,191	$412,893	$351,388	$290,303
1.13%	1.06%	1.05%	1.05%	1.06%	1.09%

1.13%	1.06%	1.05%	1.05%	1.06%	1.13%
(0.29% )	(0.31% )	(0.06% )	0.26%	0.26%	(0.06%	)

(0.29% )	(0.31% )	(0.06% )	0.26%	0.26%	(0.10%	)
16%	43%	22%	40%	25%	23%

13

Financial highlights

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14		10/31/13
$23.25	$20.60	$24.46	$23.56	$20.33		$16.13

(0.11)	(0.22)	(0.17)	(0.12)	(0.11)		(0.15)
0.66	4.52	(0.74)	1.72	3.34		4.35

0.55	4.30	(0.91)	1.60	3.23		4.20

(3.17)	(1.65)	(2.95)	(0.70)	—		—

(3.17)	(1.65)	(2.95)	(0.70)	—		—

$20.63	$23.25	$20.60	$24.46	$23.56		$20.33

2.39%	22.80%	(4.24% )	6.86%	15.89%		26.04%

$57,461	$64,233	$80,537	$106,775	$90,104		$67,898
1.88%	1.81%	1.80%	1.80%	1.81%		1.84%

1.88%	1.81%	1.80%	1.80%	1.81%		1.84%
(1.05% )	(1.06% )	(0.81% )	(0.49% )	(0.49%	)	(0.81%	)

(1.05% )	(1.06% )	(0.81% )	(0.49% )	(0.49%	)	(0.81%	)
16%	43%	22%	40%	25%		23%

15

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14		10/31/13
$25.41	$22.26	$26.08	$24.96	$21.43		$16.92

(0.06)	(0.13)	(0.07)	— [3]	—	[3]	(0.06)
0.72	4.93	(0.79)	1.82	3.53		4.57

0.66	4.80	(0.86)	1.82	3.53		4.51

—	—	(0.01)	—	—		—
(3.17)	(1.65)	(2.95)	(0.70)	—		—

(3.17)	(1.65)	(2.96)	(0.70)	—		—

$22.90	$25.41	$22.26	$26.08	$24.96		$21.43

2.65%	23.39%	(3.72% )	7.36%	16.47%		26.66%

$16,085	$17,200	$21,358	$27,920	$27,053		$23,815
1.38%	1.31%	1.30%	1.30%	1.31%		1.34%

1.38%	1.31%	1.30%	1.30%	1.31%		1.43%
(0.54% )	(0.56% )	(0.31% )	0.01%	0.01%		(0.31%	)

(0.54% )	(0.56% )	(0.31% )	0.01%	0.01%		(0.40%	)
16%	43%	22%	40%	25%		23%

17

Financial highlights

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$28.46	$24.66	$28.57	$27.26	$23.31	$18.34

(0.01)	(0.02)	0.05	0.14	0.13	0.04
0.82	5.51	(0.87)	1.99	3.84	4.96

0.81	5.49	(0.82)	2.13	3.97	5.00

(0.01)	(0.04)	(0.14)	(0.12)	(0.02)	(0.03)
(3.17)	(1.65)	(2.95)	(0.70)	—	—

(3.18)	(1.69)	(3.09)	(0.82)	(0.02)	(0.03)

$26.09	$28.46	$24.66	$28.57	$27.26	$23.31

2.90%	24.00%	(3.24% )	7.90%	17.04%	27.29%

$2,731,295	$2,780,191	$2,536,591	$3,253,926	$2,983,439	$2,203,909
0.88%	0.81%	0.80%	0.80%	0.81%	0.84%

0.88%	0.81%	0.80%	0.80%	0.81%	0.84%
(0.04% )	(0.06% )	0.19%	0.51%	0.51%	0.19%

(0.04% )	(0.06% )	0.19%	0.51%	0.51%	0.19%
16%	43%	22%	40%	25%	23%

19

Financial highlights

Delaware U.S. Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 4/30/18[1] (Unaudited)	Year ended 10/31/17	5/2/16[2] to 10/31/16
Net asset value, beginning of period	$28.50	$24.68	$23.75

Income from investment operations:
Net investment income[3]	0.03	0.02	0.04
Net realized and unrealized gain	0.80	5.52	0.89

Total from investment operations	0.83	5.54	0.93

Less dividends and distributions from:
Net investment income	(0.04)	(0.07)	—
Net realized gain	(3.17)	(1.65)	—

Total dividends and distributions	(3.21)	(1.72)	—

Net asset value, end of period	$26.12	$28.50	$24.68

Total return[4]	2.99%	24.19%	3.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,598	$2,053	$2
Ratio of expenses to average net assets[5]	0.65%	0.67%	0.66%
Ratio of net investment income to average net assets[5]	0.19%	0.08%	0.34%
Portfolio turnover	16%	43%	22%	[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in a net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”
[6]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

20

Notes to financial statements

Delaware U.S. Growth Fund	April 30, 2018 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2018 and for all open tax years (years ended Oct. 31, 2015–Oct. 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

21

Notes to financial statements

Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2018, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute

22

more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $483 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $609 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended April 30, 2018, the Fund was charged $59,353 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of

23

Notes to financial statements

Delaware U.S. Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2018, the Fund was charged $295,663 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2018, the Fund was charged $30,602 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2018, DDLP earned $7,598 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2018, DDLP received gross CDSC commissions of $7 and $630 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$495,859,358
Sales	711,303,595

24

At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,336,146,888

Aggregate unrealized appreciation of investments	$673,293,282
Aggregate unrealized depreciation of investments	(65,980,276)

Net unrealized appreciation of investments	$607,313,006

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

25

Notes to financial statements

Delaware U.S. Growth Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total

Assets:
Common Stock	$2,866,268,039	$—	$2,866,268,039
Short-Term Investments	—	77,191,855	77,191,855

Total Value of Securities	$2,866,268,039	$77,191,855	$2,943,459,894

During the six months ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on the fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2018, there were no Level 3 investments.

26

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	4/30/18	10/31/17
Shares sold:
Class A	273,324	881,320
Class C	106,108	207,085
Class R	74,285	154,240
Institutional Class	10,773,965	42,865,417
Class R6	29,102	690,451

Shares issued upon reinvestment of dividends and distributions:
Class A	704,320	583,924
Class C	404,408	316,889
Class R	92,698	77,294
Institutional Class	11,815,683	7,352,825
Class R6	8,844	403

	24,282,737	53,129,848

Shares redeemed:
Class A	(1,211,636)	(4,529,928)
Class C	(487,692)	(1,670,030)
Class R	(141,456)	(514,122)
Institutional Class	(15,581,948)	(55,398,802)
Class R6	(10,499)	(618,904)

	(17,433,231)	(62,731,786)

Net increase (decrease)	6,849,506	(9,601,938)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2018 and the year ended Oct. 31, 2017, the Fund had the following exchange transactions.

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 4/30/18	454	10,538	—	99	8,705	$236,259
Year ended 10/31/17	549,079	4,423	212	4,029	509,937	12,244,531

27

Notes to financial statements

Delaware U.S. Growth Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of April 30, 2018, or at any time during the period then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of April 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

		Fair Value of
	Repurchase	Non-Cash	Cash Collateral	Net Collateral	Net
Counterparty	Agreements	Collateral Received(a)	Received	Received	Exposure(b)
Bank of America Merrill Lynch	$7,033,022	$(7,033,022)	$—	$(7,033,022)	$—
Bank of Montreal	21,099,065	(21,099,065)	—	(21,099,065)	—
BNP Paribas	23,120,285	(23,120,285)	—	(23,120,285)	—

Total	$51,252,372	$(51,252,372)	$—	$(51,252,372)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of April 30, 2018

(b)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

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7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

29

Notes to financial statements

Delaware U.S. Growth Fund

7. Securities Lending (continued)

circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

30

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds®	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.	Lucinda S. Landreth	Banco Itaú International
Philadelphia, PA	New York, NY		Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Funds	President	New York, NY	PNC Financial Services Group
by Macquarie	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

31

Alternative / specialty mutual fund

Delaware Global Real Estate Opportunities Fund

April 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2017 to April 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

Delaware Global Real Estate Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratio	Expenses Paid During Period 11/1/17 to 4/30/18*

Actual Fund return†
Class A	$1,000.00	$1,007.60	1.40%	$6.97
Class C	1,000.00	1,003.70	2.15%	10.68
Class R	1,000.00	1,004.70	1.65%	8.20
Institutional Class	1,000.00	1,007.50	1.15%	5.72

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class C	1,000.00	1,014.13	2.15%	10.74
Class R	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,019.09	1.15%	5.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations

Delaware Global Real Estate Opportunities Fund	As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	97.46%
Australia	3.14%
Canada	1.73%
China/Hong Kong	7.44%
France	2.43%
Germany	4.80%
Ireland	1.27%
Japan	10.88%
Singapore	3.34%
Spain	2.87%
Sweden	0.91%
United Kingdom	7.09%
United States	51.56%
Short-Term Investments	2.13%
Total Value of Securities	99.59%
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Diversified REITs	12.23%
Healthcare	3.01%
Healthcare REITs	2.19%
Hotel REITs	4.28%
Industrial REITs	7.14%
Information Technology REITs	4.41%
Mall REITs	3.50%
Manufactured Housing REITs	2.46%
Multifamily REITs	21.04%
Office REITs	13.71%
Office/Diversified REITs	2.63%
Office/Industrial REIT	1.68%
Real Estate Operating Companies/Developer	5.59%
Retail REITs	3.54%
Self-Storage REITs	4.19%
Shopping Center REITs	2.24%
Single Tenant REITs	2.00%
Specialty REIT	1.62%
Total	97.46%

3

Schedule of investments

Delaware Global Real Estate Opportunities Fund	April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.46%Δ
Australia – 3.14%
Dexus	77,044	$550,444
Goodman Group	148,533	1,014,235
GPT Group-In Specie =†	1,377,200	0

		1,564,679

Canada – 1.73%
Killam Apartment Real Estate Investment Trust	44,400	490,356
RioCan Real Estate Investment Trust	20,400	370,996

		861,352

China/Hong Kong – 7.44%
CK Asset Holdings	148,500	1,287,537
Hongkong Land Holdings	71,109	515,540
Link REIT	96,000	851,306
Sun Hung Kai Properties	26,724	431,743
Wharf Real Estate Investment	82,000	616,412

		3,702,538

France – 2.43%
Gecina	3,877	672,316
Unibail-Rodamco	2,246	539,470

		1,211,786

Germany – 4.80%
alstria office REIT	27,378	411,948
Aroundtown	60,375	482,657
Deutsche Wohnen	31,679	1,497,323

		2,391,928

Ireland – 1.27%
Green REIT	344,427	631,382

		631,382

Japan – 10.88%
Daiwa Office Investment	111	656,862
Japan Prime Realty Investment	90	326,411
Japan Rental Housing Investments	829	644,833
Kenedix Office Investment	90	552,090
Mitsui Fudosan	55,500	1,421,657
Sumitomo Realty & Development	28,000	1,112,250
Tokyo Tatemono	16,400	249,758
United Urban Investment	296	454,638

		5,418,499

Singapore – 3.34%
CapitaLand	186,900	529,973

4

	Number of shares	Value (US $)
Common StockΔ (continued)
Singapore (continued)
City Developments	50,400	$ 481,575
Mapletree Commercial Trust	533,701	652,033

		1,663,581

Spain – 2.87%
Inmobiliaria Colonial Socimi	64,450	750,279
Merlin Properties Socimi	43,838	677,616

		1,427,895

Sweden – 0.91%
Fabege	38,944	450,518

		450,518

United Kingdom – 7.09%
Assura	873,991	717,121
Capital & Counties Properties	19,404	77,015
Grainger	367,299	1,584,740
Great Portland Estates	34,688	333,043
UNITE Group	71,306	818,222

		3,530,141

United States – 51.56%
Alexandria Real Estate Equities	5,007	623,722
Apartment Investment & Management	15,422	626,133
AvalonBay Communities	5,940	968,220
Boston Properties	3,733	453,224
Brandywine Realty Trust	11,019	177,516
Brookdale Senior Living †	207,051	1,499,049
Camden Property Trust	7,650	653,310
Columbia Property Trust	30,329	647,827
Crown Castle International	10,938	1,103,316
CubeSmart	25,675	755,872
DCT Industrial Trust	7,019	460,236
Douglas Emmett	9,582	357,121
Duke Realty	30,841	835,791
Equinix	1,073	451,508
Equity LifeStyle Properties	6,530	582,215
Equity Residential	7,867	485,473
Essex Property Trust	4,931	1,181,911
Extra Space Storage	9,356	838,204
HCP	15,932	372,172
Host Hotels & Resorts	37,621	735,867
Invitation Homes	34,913	807,887
Kilroy Realty	7,638	547,416
Liberty Property Trust	9,560	399,799

5

Schedule of investments

Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
Macerich	3,471	$ 199,999
MGM Growth Properties Class A	12,400	346,828
National Retail Properties	4,397	167,262
Park Hotels & Resorts	13,918	400,560
Prologis	19,115	1,240,755
Public Storage	2,430	490,325
Regency Centers	7,575	445,789
Retail Properties of America	22,404	258,542
Rexford Industrial Realty	14,386	439,492
SBA Communications †	3,995	640,119
Simon Property Group	9,874	1,543,701
SL Green Realty	5,616	548,908
STORE Capital	32,834	828,402
Sun Communities	6,864	644,186
Sunstone Hotel Investors	41,489	647,228
UDR	23,552	851,405
Urban Edge Properties	9,271	190,704
Weingarten Realty Investors	8,072	221,738

		25,669,732

Total Common Stock (cost $48,119,651)		48,524,031

	Principal amount°
Short-Term Investments – 2.13%
Discount Notes – 1.00%≠
Federal Home Loan Bank
0.00% 5/1/18	154,562	154,562
1.579% 5/4/18	71,279	71,269
1.62% 5/2/18	272,504	272,491

Repurchase Agreements – 1.13%		498,322

Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $77,284 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $78,826)	77,281	77,281
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $231,852 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $236,479)	231,842	231,842

6

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $254,063 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $259,133)	254,051	$254,051

		563,174

Total Short-Term Investments (cost $1,061,497)		1,061,496

Total Value of Securities – 99.59% (cost $49,181,148)		$49,585,527

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 20181:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	JPY	12,449,005	USD	(114,083)	5/1/18	$(202)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – BNY Mellon

JPY – Japanese Yen

REIT – Real Estate Investment Trust

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities

Delaware Global Real Estate Opportunities Fund	April 30, 2018

Assets:
Investments, at value[1]	$49,585,527
Cash	326,680
Foreign currencies, at value[2]	7,473
Receivable for securities sold	366,429
Receivable for fund shares sold	257,334
Dividends and interest receivable	88,059
Foreign tax reclaims receivable	57,794

Total assets	50,689,296

Liabilities:
Payable for securities purchased	763,890
Other accrued expenses	51,620
Payable for fund shares redeemed	28,358
Audit and tax fees payable	20,036
Investment management fees payable to affiliates	15,426
Custody fees payable	11,849
Distribution fees payable to affiliates	3,064
BNY Mellon administration fees payable	2,626
Dividend disbursing and transfer agent fees and expenses payable to affiliates	787
Accounting and administration expenses payable to affiliates	482
Unrealized depreciation of foreign currency exchange contracts	202
Trustees’ fees and expenses payable	126
Legal fees payable to affiliates	123
Reports and statements to shareholders expenses payable to affiliates	33

Total liabilities	898,622

Total Net Assets	$49,790,674

Net Assets Consist of:
Paid-in capital	$55,174,666
Undistributed net investment income	94,253
Accumulated net realized loss on investments	(5,883,531)
Net unrealized appreciation of investments	404,713
Net unrealized appreciation of foreign currencies	775
Net unrealized depreciation of foreign currency exchange contracts	(202)

Total Net Assets	$49,790,674

8

Net Asset Value
Class A:
Net assets	$6,295,337
Shares of beneficial interest outstanding, unlimited authorization, no par	849,468
Net asset value per share	$7.41
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$7.86

Class C:
Net assets	$2,029,359
Shares of beneficial interest outstanding, unlimited authorization, no par	274,216
Net asset value per share	$7.40

Class R:
Net assets	$117,501
Shares of beneficial interest outstanding, unlimited authorization, no par	15,868
Net asset value per share	$7.40

Institutional Class:
Net assets	$41,348,477
Shares of beneficial interest outstanding, unlimited authorization, no par	5,584,562
Net asset value per share	$7.40

[1]Investments, at cost	$49,181,148
[2]Foreign currencies, at cost	7,873

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Global Real Estate Opportunities Fund	Six months ended April 30, 2018

Investment Income:
Dividends	$951,612
Foreign tax withheld	(21,180)

930,432

Expenses:
Management fees	271,288
Distribution expenses – Class A	8,132
Distribution expenses – Class C	11,576
Distribution expenses – Class R	333
Registration fees	43,706
Dividend disbursing and transfer agent fees and expenses	32,308
Audit and tax fees	21,095
Custodian fees	20,655
Accounting and administration expenses	19,297
Reports and statements to shareholders expenses	17,642
Legal fees	1,967
Trustee’s fees and expenses	1,328
Other	8,288

457,615
Less expense waived	(121,525)
Less expenses paid indirectly	(64)

Total operating expenses	336,026

Net Investment Income	594,406

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(255,374)
Foreign currencies	(10,817)
Foreign currency exchange contracts	5,105

Net realized loss	(261,086)

Net change in unrealized appreciation (depreciation) of:
Investments	63,997
Foreign currencies	939
Foreign currency exchange contracts	(23)

Net change in unrealized appreciation (depreciation)	64,913

Net Realized and Unrealized Loss	(196,173)

Net Increase in Net Assets Resulting from Operations	$398,233

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware Global Real Estate Opportunities Fund

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$594,406	$923,260
Net realized loss	(261,086)	(119,736)
Net change in unrealized appreciation	64,913	2,442,774

Net increase in net assets resulting from operations	398,233	3,246,298

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(76,185)	(565,264)
Class C	(18,521)	(51,576)
Class R	(1,342)	(4,563)
Institutional Class	(589,145)	(1,200,930)

	(685,193)	(1,822,333)

Capital Share Transactions:
Proceeds from shares sold:
Class A	655,558	2,914,901
Class C	152,395	398,458
Class R	18,436	32,278
Institutional Class	11,755,067	46,334,816

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	73,054	542,235
Class C	18,178	49,206
Class R	1,342	4,563
Institutional Class	499,504	916,836

	13,173,534	51,193,293

12

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,058,346)	$(25,368,284)
Class C	(593,567)	(867,806)
Class R	(38,249)	(103,222)
Institutional Class	(20,917,480)	(33,470,957)

	(22,607,642)	(59,810,269)

Decrease in net assets derived from capital share transactions	(9,434,108)	(8,616,976)

Net Decrease in Net Assets	(9,721,068)	(7,193,011)

Net Assets:
Beginning of period	59,511,742	66,704,753

End of period	$49,790,674	$59,511,742

Undistributed net investment income	$94,253	$185,040

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Global Real Estate Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$7.44	$7.31	$7.22	$7.20	$6.65	$6.06

0.07	0.09	0.07	0.08	0.12	0.08
(0.01)	0.24	0.09	0.07	0.64	0.70

0.06	0.33	0.16	0.15	0.76	0.78

(0.09)	(0.20)	(0.07)	(0.13)	(0.21)	(0.19)

(0.09)	(0.20)	(0.07)	(0.13)	(0.21)	(0.19)

$7.41	$7.44	$7.31	$7.22	$7.20	$6.65

0.76%	4.69%	2.20%	2.16%	11.80%	13.11%

$6,295	$6,654	$28,247	$8,481	$6,571	$4,340
1.40%	1.40%	1.40%	1.41%	1.40%	1.40%

1.85%	1.71%	1.72%	1.73%	1.78%	1.66%
1.99%	1.28%	0.98%	1.07%	1.72%	1.21%

1.55%	0.97%	0.66%	0.75%	1.34%	0.95%
102%	217%	193%	116%	107%	112%

15

Financial highlights

Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$ 7.43	$7.28	$7.21	$7.19	$6.64	$6.06

0.05	0.04	0.02	0.02	0.07	0.03
(0.02)	0.25	0.07	0.08	0.63	0.71

0.03	0.29	0.09	0.10	0.70	0.74

(0.06)	(0.14)	(0.02)	(0.08)	(0.15)	(0.16)

(0.06)	(0.14)	(0.02)	(0.08)	(0.15)	(0.16)

$ 7.40	$7.43	$7.28	$7.21	$7.19	$6.64

0.37%	4.05%	1.24%	1.41%	11.06%	12.23%

$ 2,029	$2,469	$2,838	$2,850	$2,119	$572
2.15%	2.15%	2.15%	2.16%	2.15%	2.15%

2.60%	2.46%	2.47%	2.48%	2.53%	2.41%
1.24%	0.53%	0.23%	0.32%	0.97%	0.46%

0.80%	0.22%	(0.09% )	0.00%	0.59%	0.20%
102%	217%	193%	116%	107%	112%

17

Financial highlights

Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$7.43	$7.30	$7.22	$7.19	$6.64	$6.06

0.06	0.08	0.05	0.06	0.10	0.06
(0.01)	0.23	0.08	0.09	0.64	0.70

0.05	0.31	0.13	0.15	0.74	0.76

(0.08)	(0.18)	(0.05)	(0.12)	(0.19)	(0.18)

(0.08)	(0.18)	(0.05)	(0.12)	(0.19)	(0.18)

$7.40	$7.43	$7.30	$7.22	$7.19	$6.64

0.47%	4.42%	1.84%	2.03%	11.48%	12.87%

$118	$138	$201	$286	$121	$24
1.65%	1.65%	1.65%	1.66%	1.65%	1.65%

2.10%	1.96%	1.97%	1.98%	2.03%	2.00%
1.74%	1.03%	0.73%	0.82%	1.47%	0.96%

1.30%	0.72%	0.41%	0.50%	1.09%	0.61%
102%	217%	193%	116%	107%	112%

19

Financial highlights

Delaware Global Real Estate Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$7.44	$7.30	$7.22	$7.19	$6.65	$6.06

0.08	0.11	0.09	0.10	0.13	0.09
(0.02)	0.25	0.08	0.08	0.63	0.71

0.06	0.36	0.17	0.18	0.76	0.80

(0.10)	(0.22)	(0.09)	(0.15)	(0.22)	(0.21)

(0.10)	(0.22)	(0.09)	(0.15)	(0.22)	(0.21)

$7.40	$7.44	$7.30	$7.22	$7.19	$6.65

0.75%	5.11%	2.32%	2.55%	11.93%	13.58%

$41,349	$50,251	$35,419	$26,182	$44,999	$49,291
1.15%	1.15%	1.15%	1.16%	1.15%	1.15%

1.60%	1.46%	1.47%	1.48%	1.53%	1.41%
2.24%	1.53%	1.23%	1.32%	1.97%	1.46%

1.80%	1.22%	0.91%	1.00%	1.59%	1.20%
102%	217%	193%	116%	107%	112%

21

Notes to financial statements

Delaware Global Real Estate Opportunities Fund	April 30, 2018 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940 as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the

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interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2018 and for all open federal income tax years (Oct. 31, 2015–Oct. 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2018, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

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Notes to financial statements

Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2018.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2018, the Fund earned $64 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.99% on

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the first $100 million of the average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion, if any, of its investment advisory fees and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired funds fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of the Fund’s average daily net assets from Nov. 1, 2017 through April 30, 2018.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2018, the Fund was charged $3,022 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended April 30, 2018, the Fund was charged $5,351 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended

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Notes to financial statements

Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

April 30, 2018, the Fund was charged $563 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2018, DDLP earned $820 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2018, DDLP received gross CDSC commissions of $215 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The aggregate contractual waiver period covering this report is from Nov. 1, 2017, through Feb. 28, 2019.

3. Investments

For the six months ended April 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$54,785,840
Sales	60,724,082

At April 30, 2018, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:

Cost of investments and derivatives	$49,180,814

Aggregate unrealized appreciation of investments and derivatives	$1,911,452
Aggregate unrealized depreciation of investments and derivatives	(1,506,739)

Net unrealized appreciation of investments and derivatives	$404,713

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability

26

of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements

Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Australia	$—	$1,564,679	$—	$1,564,679
Canada	861,352	—	—	861,352
China/Hong Kong	616,412	3,086,126	—	3,702,538
France	672,316	539,470	—	1,211,786
Germany	—	2,391,928	—	2,391,928
Ireland	—	631,382	—	631,382
Japan	1,196,923	4,221,576	—	5,418,499
Singapore	—	1,663,581	—	1,663,581
Spain	—	1,427,895	—	1,427,895
Sweden	450,518	—	—	450,518
United Kingdom	1,050,164	2,479,977	—	3,530,141
United States	25,669,732	—	—	25,669,732
Short-Term Investments	—	1,061,496	—	1,061,496

Total Value of Securities	$30,517,417	$19,068,110	$—	$49,585,527

Derivatives:*

Liabilities:
Foreign Currency Exchange Contracts	$(202)	$—	$—	$(202)

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the six months ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/18	Year ended 10/31/17
Shares sold:
Class A	87,818	402,298
Class C	20,383	54,479
Class R	2,530	4,387
Institutional Class	1,571,125	6,313,652

Shares issued upon reinvestment of dividends and distributions:
Class A	9,892	76,948
Class C	2,454	6,915
Class R	182	642
Institutional Class	67,794	126,749

	1,762,178	6,986,070

Shares redeemed:
Class A	(142,382)	(3,451,670)
Class C	(80,895)	(118,676)
Class R	(5,336)	(14,054)
Institutional Class	(2,812,933)	(4,534,337)

	(3,041,546)	(8,118,737)

Net decrease	(1,279,368)	(1,132,667)

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Notes to financial statements

Delaware Global Real Estate Opportunities Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.” For the six months ended April 30, 2018 and year ended Oct. 31, 2017, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Six months ended 4/30/18	—	—	—	$—
Year ended 10/31/17	522,232	449	522,728	3,802,129

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amount outstanding as of April 30, 2018, or at any time during the six months then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract

30

is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended April 30, 2018, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which are disclosed as “Net realized gain (loss) on foreign currency exchange contracts” on the “Statement of operations.”

Fair values of derivative instruments as of April 30, 2018 was as follows:

Statement of Assets and Liabilities Location	Liability Derivatives Fair Value Foreign Currency Exchange Contracts

Unrealized depreciation of foreign currency exchange contracts	$(202)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2018 was as follows:

Net Realized Gain on: Foreign Currency Exchange Contracts
Currency contracts	$5,105

Net Change in Unrealized Depreciation of: Foreign Currency Exchange Contracts
Currency contracts	$(23)

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2018:

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	159,523	USD	183,165

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Notes to financial statements

Delaware Global Real Estate Opportunities Fund

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$(202)	—	$(202)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$(202)	$—	$—	$—	$—	$(202)

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the

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excess to the counterparty. As of April 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$77,281	$(77,281)	$—	$(77,281)	$—
Bank of Montreal	231,842	(231,842)	—	(231,842)
BNP Paribas	254,051	(254,051)	—	(254,051)	—

Total	$563,174	$(563,174)	$—	$(563,174)	$—

(a)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the repurchase agreements as of April 30, 2018.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of

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Notes to financial statements

Delaware Global Real Estate Opportunities Fund

8. Securities Lending (continued)

deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2018, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

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The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2018, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2018